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 Centennial California Tax Exempt Trust
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6803 South Tucson Way, Centennial, Colorado 80112
1.800.525.9310

Statement of Additional  Information dated October 14, 2005,  revised December
6, 2005.

      This Statement of Additional Information is not a prospectus.  This document contains additional information about the Trust and supplements information in the Prospectus dated October 14, 2005.  It should be read together with the Prospectus, which may be obtained by writing to the Trust's
Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents

Page
About the Trust
Additional Information about the Trust's Investment Policies and Risks........
     The Trust's Investment Policies..........................................
     Other Investment Strategies..............................................
     Other Investment Restrictions............................................
     Disclosure of Portfolio Holdings.........................................
How the Trust is Managed......................................................
     Organization and History.................................................
     Board of Trustees and Oversight Committees...............................
     Trustees and Officers of the Trust.......................................
     The Manager..............................................................
Service Plan..................................................................
Payments to Trust Intermediaries..............................................
Performance of the Trust......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Trust........................................

Financial Information About the Trust
Independent Registered Public Accounting Firm's Report........................
Financial Statements..........................................................

Appendix A: Description of Securities Ratings..............................A-1
Appendix B: Municipal Bond Industry Classifications........................B-1

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 ABOUT THE TRUST
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Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus.  This Statement of Additional Information
contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management
Corporation (referred to as the "Manager"), will select for the Trust.
Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time.  The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

      The Trust will not make investments with the objective of seeking capital growth.  However, the value of the securities held by the Trust may be affected by changes in general interest rates.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value.  Conversely, if interest rates decrease after a security is purchased, its value would rise.  However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of Trust shares.  In such cases, the Trust may realize a capital gain or loss on the security.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Trust may invest are described in the Prospectus under "About the Trust's
Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X|   Municipal Bonds.  We have classified municipal securities having a maturity (when the security is issued) of more than one year as "municipal bonds." The principal classifications of long-term municipal bonds are
"general obligation" and "revenue" (including "industrial development")
bonds. They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is 5 to 10 years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Trust might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

o     General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

o     Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.  Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities;
and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

o     Industrial Development Bonds.  Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control.  These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking.  The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

o     Private Activity Municipal Securities.  The Tax Reform Act of 1986 (the
"Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities.  The Tax
Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations.  Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt.  However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes.  More stringent restrictions were placed on the use of proceeds of such bonds.  Interest on certain private activity bonds is taxable under the revised rules.  There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified Section 501(c)(3) bonds, and qualified student loan bonds.  Normally, the Trust will not invest more than 20% of its total assets in private activity municipal securities or other taxable investments.

      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds.  The value of the Trust's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Trust may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Trust) will be subject to the federal alternative minimum tax on individuals and corporations.

      The federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero.
This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income.  The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations.  Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

      In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit.  Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds.  Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Trust makes no independent investigation of the users of such bonds or their use of proceeds of the bonds.  If the Trust should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue
Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a
"related person" of such a substantial user.  This "substantial user"
provision applies primarily to exempt facility bonds, including industrial development bonds. The Trust may invest in industrial development bonds and other private activity bonds. Therefore, the Trust may not be an appropriate investment for entities which are "substantial users" (or persons related to
"substantial users") of such exempt facilities. Those entities and persons should consult their tax advisers before purchasing shares of the Trust.

      A "substantial user" of such facilities is defined generally as a
"non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds.  Generally, an individual will not be a
"related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X|   Municipal Notes.  Municipal securities having a maturity (when the security is issued) of one year or less are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Trust can invest in are described below.

o     Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

o     Revenue Anticipation Notes.  These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

o     Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

o     Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X|   Tax Exempt Commercial Paper.  This type of short-term obligation
(usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X|   Municipal Lease Obligations.  The Trust's investments in
municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. Their purchase by the Trust would be limited as described below in "Illiquid Securities." From time to time the Trust may invest more than 5%
of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate:
o     the frequency of trades and price quotations for such securities;
o     the number of dealers or other potential buyers willing to purchase or sell such securities;
o     the availability of market-makers; and
o     the nature of the trades for such securities.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources.  That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Trust. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Trust.
While the Trust holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

|X|   Tender Option Bond Programs. The Trust may also invest a significant portion of its assets in tender option bond programs. Tender option bond programs are a type of municipal bond derivative security that provide for tax-free income at a variable rate. In such programs, high quality longer-term municipal bonds are held inside a trust and varying economic interests in the bonds are created and sold to investors. One class of investors earns interest at a rate based on current short-term tax-exempt interest rates and may tender its holdings at par to the program sponsor at agreed upon intervals. This share class is an eligible security for municipal money market fund investments. A second class of investors has a residual income interest (earning any net income produced by the underlying bonds that exceeds the variable income paid to the other class of investors) and bears the risk that the underlying bonds decline in value due to changes in market interest rates. The Funds do not invest in this second class of shares. Under the terms of such programs, both investor classes bear the risk of loss that would result from a default on the underlying bonds as well as from other potential, yet remote, credit ot structural events.

Ratings of Securities - Portfolio Quality, Maturity and Diversification.
Under Rule 2a-7 of the Investment Company Act of 1940 ("Investment Company
Act"), the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share.  Rule 2a-7 imposes requirements for the maturity, quality and diversification of the securities which the Trust buys.  The Trust may purchase only those securities that the Manager, under procedures approved by the Board of
Trustees, has determined have minimal credit risk and, as such, are "eligible securities."

|X|   Quality.  Eligible securities are securities that have received a rating in one of the two highest short-term rating categories by a rating organization.  Rating organizations are designated by the SEC.  Eligible securities may be "first tier" or "second tier" securities.  First tier securities are those that have received a rating in the highest category for short term debt obligations by at least two rating organizations.  If only one rating organization has rated the security, it must be rated in the highest category for that rating organization.  U.S. government securities and securities issued by a registered money market mutual fund are also first tier securities.

      The Trust may also buy second tier "conduit securities."  These eligible securities are securities rated by rating organizations but are not first tier securities.  Conduit securities are municipal securities such as industrial development or revenue bonds issued to finance non-government projects.  The payment of the principal and interest on a conduit security is not the obligation of the municipal issuer, but is the obligation of another person who is ultimately responsible for the payment of principal and interest, such as the user of the facility.  The Trust may not invest more than 5% of its total assets in second tier conduit securities.

      The Trust may also buy unrated securities that the Manager determines are comparable in quality to a first or second tier security by applying certain criteria established by the Board to determine its creditworthiness.
These criteria require a high quality short term or long-term rating
(depending on the security) from a rating organization.  Unrated securities the Trust may buy include asset backed securities and securities subject to
"demand features" or "guarantees."

      The Trust may purchase a security subject to a guarantee if the guarantee is an eligible security or a first tier security. The trust may also purchase a security subject to a "conditional" demand feature if the demand feature is an eligible security and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7.

      If a security's rating is downgraded, the Manager or the Board of
Trustees may have to reassess the security's credit risk.  If a security is downgraded, the Manager or the Board of Trustees will promptly reassess whether the security continues to present minimal credit risk, reassess the status of the security as an "eligible security," and take such actions as is appropriate. If the Trust disposes of the security within five days of the
Manager learning of the downgrade, the Manager will provide the Board of
Trustees with subsequent notice of such downgrade.  If a security is in default, or ceases to be an eligible security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

|X|   Diversification.  With respect to 75% of its total assets, the Trust cannot invest more than 5% of its total assets in securities issued by one issuer.  It cannot invest more than 5% of its total assets in securities of one issuer unless the security is a first tier security.  The Trust also cannot invest more than 1% of its total assets or $1.0 million, whichever is greater, in second tier securities of one issuer.  For diversification purposes, the Trust is considered to have purchased the security underlying a repurchase agreement if the repurchase agreement is fully collateralized.
For a refunded security, the Trust is considered to have the U.S. government securities underlying the refunded security.  For conduit securities, the
Trust considers the issuer to be the person ultimately responsible for payment of the obligation.  If the Trust buys an asset backed security, the issuer of the security is deemed to be the "special purpose" entity which issued the security.  A special purpose entity is an entity which is organized solely for the purpose of issuing asset backed securities.  If the asset backed securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those obligations amount to 10% or more of the asset backed securities the Trust buys, that other person or entity is considered to be the issuer of a pro rata percentage of the asset backed security.

      The Trust may buy a security subject to a demand feature or guarantee.
In this case, with respect to 75% of its total assets, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees issued by the same issuer.  If the demand feature or guarantee is a second tier security, the Trust may not invest more than 5% of its total assets in securities subject to demand features or guarantees from the same issuer.  And, the Trust may not invest more than 10%
of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.  However, if the demand feature or guarantee is issued by a person who is a non-controlled person, the Trust does not have to limit its investments to no more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.

|X|   Maturity.  The Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single security must not be in excess the maximum permitted maturity under Rule 2a-7 which is currently 397 days from the date of purchase.  The Trust also may buy adjustable and floating rate securities, enter into repurchase agreements and lend portfolio securities.  Rule 2a-7 defines how the maturities of these securities are determined.

      Demand Features and Guarantees.  Demand features and guarantees and some of their uses are described in the Prospectus.  The Trust also uses demand features and guarantees to satisfy the maturity, quality and diversifications requirements described above.  The Trust considers the person which issues the demand feature as the person to whom the Trust will look for payment.  An unconditional demand feature is considered a guarantee and the Trust looks to the person making the guarantee for payment of the obligation of the underlying security.

      When the Trust buys municipal securities, it may obtain a demand feature from the seller to repurchase the securities that entitles the Trust to achieve same day settlement from the repurchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.  Another type of demand feature purchased in conjunction with a Municipal Security enables the Trust to sell the underlying security within a specified period of time at a fixed exercise price.  The Trust may pay for demand features either separately in cash or by paying a higher price for the securities acquired subject to the demand features.  The Trust will enter into these transactions only with banks and dealers which, in the Manager's opinion, present minimal credit risks.  The Trust's purchases of demand features are subject to the provisions of Rule 2a-7 under the Investment Company Act.

      The Trust's ability to exercise a demand feature or guarantee will depend on the ability of the bank or dealer to pay for the securities if the demand feature or guarantee is exercised.  If the bank or dealer should default on its obligation, the Trust might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.
Demand features and guarantees are not transferable by the Trust, and therefore terminate if the Trust sells the underlying security to a third party.  The Trust intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Trust to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the demand feature or guarantee is exercised. Any considerations paid by the Trust for the demand feature (which increases the cost of the security and reduces the yield otherwise available for the security) will be reflected on the Trust's books as unrealized depreciation while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.

Other Investment Strategies

Floating Rate/Variable Rate Obligations.  The Trust may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard.
The rate on the investment is adjusted automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval.  Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding the maximum time permitted under Rule 2a-7 (which is currently 397 days).  These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note.
The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note.  The interest rates on these notes fluctuate from time to time.  The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those obligations.  Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

      Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded.  Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of obligations usually are not rated by credit rating agencies.  The Trust may invest in obligations that are not rated only if the Manager determines at the time of investment that they are Eligible Securities.  The Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis.  There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

When-Issued and Delayed Delivery Transactions.  As stated in the Prospectus, the Trust may invest in municipal securities on a "when-issued" or "delayed delivery" basis. Payment for and delivery of the securities shall not exceed
120 days from the date the offer is accepted.  The purchase price and yield are fixed at the time the buyer enters into the commitment.  During the period between the time of commitment and settlement, no payment is made by the Trust to the issuer and no interest accrues to the Trust from this investment.  However, the Trust intends to be as fully invested as possible and will not invest in when-issued securities if its income or net asset value will be materially adversely affected.  At the time the Trust makes the commitment to purchase a municipal security on a when-issued basis, it will record the transaction on its books and reflect the value of the security in determining its net asset value.  It will also segregate cash or other liquid high quality municipal securities equal in value to the commitment for the when-issued securities. While when-issued securities may be sold prior to settlement date, the Trust intends to acquire the securities upon settlement unless a prior sale appears desirable for investment reasons.  There is a risk that the yield available in the market when delivery occurs may be higher than the yield on the security acquired.

Repurchase Agreements.  In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor (a U.S.
commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion or a broker-dealer with a net capital of at least $50 million and which has been designated a primary dealer in government securities). They must meet credit requirements set by the Manager from time to time.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  Repurchase agreements are considered "loans" under the Investment Company Act collateralized by the underlying security.  The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Trust, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Bank Loan Participation Agreements.  The Trust may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities.  Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.
Thus, the Trust must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Trust may experience a reduction in income.

Loans of Portfolio Securities.  To attempt to increase its income, the Trust may lend its portfolio securities to qualified borrowers (other than in repurchase transactions).  There are risks in connection with securities lending. The Trust might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities.
The Trust presently does not intend to lend securities; but if it does, these loans cannot exceed 25% of the value of the Trust's total assets.  Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      The Trust must receive collateral for a loan.  Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Trust is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the
Trust.

      When it lends securities, the Trust receives amounts equal to the dividends or interest on the loaned securities.  It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower.  The
Trust may pay reasonable finder's, administrative or other fees in connection with these loans.  The terms of the Trust's loans must meet applicable tests under the Internal Revenue Code and must permit the Trust to reacquire loaned securities on five days' notice or in time to vote on any important matter.

  Special Risks of Investing Primarily in California Municipal Securities.
Because the Trust focuses its investments primarily on California municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of California
(sometimes referred to in this section as the "State") and its municipalities, authorities and other instrumentalities that issue securities.  The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information available as of the date of this Statement of Additional Information primarily from official statements and prospectuses relating to securities offerings of the State, the latest of which is dated August 30, 2005.  Other factors will affect issuers.  While the Trust has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.  The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and the State has no responsibility to make payment on such local obligations.

  There have been a number of political developments, voter initiatives, state constitutional amendments and legislation in California in recent years that may affect the ability of the State government and municipal governments to pay interest and repay principal on the securities they have issued.  In addition, in recent years, the State of California has derived a significant portion of its revenues from personal income and sales taxes.  Because the amount collected from these taxes is particularly sensitive to economic conditions, the State's revenues have been volatile.

  It is not possible to predict the future impact of the legislation and economic considerations described below on the long-term ability of the State of California or California municipal issuers to pay interest or repay principal on their obligations.  In part that is because of possible inconsistencies in the terms of the various laws and Propositions and the applicability of other statutes to these issues.  The budgets of California counties and local governments may be significantly affected by state budget decisions beyond their control.  The information below about these conditions is only a brief summary, based upon information the Trust has drawn from sources that it believes are reliable.

General Economic Conditions

  The economy of the State of California is the largest among the 50 states and one of the largest in the world.  This diversified economy has major components in high technology, trade, entertainment, agriculture, tourism, construction and services. The State's rate of economic growth could be adversely affected by developments in these or other sectors of its economy.

  A significant downturn in U.S. stock market prices could adversely affect
California's economy by reducing household spending and business investment, particularly in the important high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by, a significant downturn in the performance of the stock markets.
For example, the State estimated that stock market related personal income tax revenue declined from $17.6 billion in fiscal year 2000-01 to $5.2 billion in 2002-03.

  Since early 2001, the State has faced severe financial challenges, which may continue for several years.  The State experienced an economic recession in 2001 and a sluggish recovery in 2002 and 2003, weakened exports, and most particularly, large stock market declines. These adverse fiscal and economic factors resulted in a serious erosion of General Fund tax revenues. The three largest General Fund tax sources (personal income, sales and use, and corporate taxes) totaled $72.8 billion in fiscal year 2000-01, $59.7 billion in 2001-02, $61.9 billion in 2002-03 and $67.2 billion in 2003-04.  As of
July 2005, such sources are projected to be $74.3 billion in 2004-05 and
$79.0 billion in 2005-06.

  It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area.  The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect
State and local governmental budgets.

State Budgets

  Prior Years' Financial Results. Following a severe recession beginning in
1990, the State's financial condition improved markedly during the fiscal years starting in 1995-96, due to a combination of better than expected revenues, a slowdown in growth of social welfare programs, and continued
spending restraint based on actions taken in earlier years.  The State's cash position also improved, and no external deficit borrowing occurred through the end of the five fiscal years prior to 2001-02. In 2001-02, revenues dropped by an unprecedented amount compared to the prior year. Revenues from the three largest tax sources were $59.7 billion, a drop of over $13 billion from 2000-01, the vast bulk of which was attributable to reduced personal income taxes from stock option and capital gains activity. Consequently, the
Department of Finance estimates that, on a budgetary basis, the General Fund had a $2.1 billion deficit at June 30, 2002.

  2002 Budget Act.  The 2002 Budget Act initially forecasted $79.2 billion in
General Fund revenues and transfers and $76.7 billion in expenditures.  These revenue estimates proved to be substantially overstated, as expected economic recovery did not occur.  Despite mid-year budget adjustment legislation, totaling about $10.4 billion in spending reductions, deferrals and funding transfers (including a $1.1 billion deferral of K-14 education funding into the 2003-04 fiscal year), California's fiscal condition continued to deteriorate.  California ended fiscal year 2002-03 with a $7.5 billion negative fund balance.

  2003 Budget Act. The 2003 Budget Act forecasted $73.4 billion in General
Fund revenues and transfers and $71.1 billion in expenditures.  However, the budget assumed the issuance of $10.7 billion in fiscal recovery bonds.

  In November 2003, the Governor of the State, Gray Davis, was recalled and replaced by Arnold Schwarzenegger, who proposed an alternative Economic
Recovery Bond measure to address the budget deficit.  In March 2004,
California voters approved both the issuance of up to $15 billion in Economic
Recovery Bonds and a related balanced budget amendment described under
"Economic Recovery Bonds" below.

  According to the 2004 Budget Act, revenues and transfers for 2003-04 were estimated to be $74.6 billion with $75.6 billion in expenditures. As a result of the sale of the Economic Recovery Bonds and the use of the deficit recovery fund (see below), California ended the fiscal year with a reserve of
$1.7 billion.

  2004 Budget Act.  The 2004 Budget Act forecasted $77.3 billion in General
Fund revenues and transfers and $80.7 billion in expenditures. The June 30,
2005 reserve is now projected to be $784 million.

  In a September 2004 report, the Legislative Analyst's Office ("LAO")
concluded that while the 2004 Budget Act "includes significant ongoing savings" and "makes some progress toward resolving the State's ongoing structural budget shortfall," the 2004 Budget Act, like the 2002 Budget Act and 2003 Budget Act, contains a "significant number of one-time or limited-term solutions" and "obligates additional spending in future years."
The LAO stated that a combination of these factors will likely add to the projected shortfall contained in the previous LAO May Report, and "that substantial additional actions will be needed to bring future budgets into balance."

  One-time savings measures contained in the 2004 Budget Act and highlighted in the LAO September Report include, among others, the use of approximately
$2 billion in Economic Recovery Bonds authorized by Proposition 57, the proposed issuance of $929 million in pension obligation bonds, the deferral of $1.2 billion in Proposition 42 transportation spending, the postponement of approximately $200 million of local government mandate payments, and the diversion of property tax revenue from local governments ($1.3 billion for each of fiscal years 2004-05 and 2005-06). The out-year spending highlighted by the LAO September Report includes the repayment of $1.3 billion of the vehicle license fee "gap" loan to local governments due in fiscal year
2006-07, as well as the repayment of Proposition 98 deferrals and certain transportation loans.

  The LAO updated its projections in a November 2004 report to project an imbalance of about $6.7 billion between revenues and expenditures for the fiscal year 2005-06 budget, and a shortfall of nearly $10 billion in fiscal year 2006-07 under the then current-law spending and revenue policies, absent corrective actions.  The LAO further stated that, given the size and persistence of this structural budget shortfall, even in the face of an expanding economy and strengthening revenues, "it is unlikely that California will be able to simply `grow its way of this shortfall.'"

  According to the 2005 Budget Act, as of July 2005, General Fund revenues and transfers for fiscal year 2004-05 were projected to be $79.9 billion while expenditures were projected to be $81.7 billion.

  2005 Budget Act.  The 2005-06 Governor's Budget, released in January 2005, reported that, in the absence of corrective actions to change existing policies, operating deficits, estimated at $9.1 billion for 2005-06 would continue to be incurred. This budget projected General Fund revenues and transfers for 2005-06 of $83.8 billion, an increase of $3.9 billion compared with revised estimates for 2004-05. General Fund expenditures were projected at $85.7 billion, an increase of $4.0 billion compared with revised estimates for 2004-05.  The budget projected to end fiscal year 2005-06 with a $641 million reserve.

  The 2005-06 Budget included $7.0 billion in program reductions and related cost savings in 2005-06. In addition, the budget proposed the issuance of an additional $1.7 billion in Economic Recovery Bonds and a variety of proposals to increase tax revenues by $409 million without tax increases.

  The 2005-06 Budget also proposed several major budget reforms, including modifying Proposition 98 (the State's minimum funding requirement for education), imposing across-the-board budget reductions in the event of fiscal imbalance, consolidating certain outstanding obligations, terminating the State's right to suspend the automatic transfer of gas tax revenues to special transportation funds, prohibiting the borrowing of special funds to cover General Fund imbalances and terminating the State's and local government's sponsorship of defined benefit retirement plans.  In early April
2005, the Governor announced that he would not seek, before June 2006, to terminate the State's and local government's sponsorship of defined benefit retirement plans.

  In its January 12, 2005 report, the LAO observed that while the budget's proposals would address the 2005-06 shortfall, they fall well short of fully addressing the State's ongoing structural imbalances and the budget reform proposals would dramatically reduce the ability of future policy makers to establish budget priorities when addressing future budget shortfalls.

  In February 2005, the LAO released a more expansive analysis of the budget and the Governor's reform proposals.  Based on newer data, the LAO projected that revenues would exceed the 2005-06 Governor's Budget forecast by $1.4 billion in 2004-05 and by $800 million in 2005-06.  Based on these increased revenue projections, and assuming all the Governor's budget proposals were adopted and nearly all the savings were realized, the LAO projected that the
State would end 2005-06 with a general reserve of $2.9 billion ($2.4 billion more than that assumed in the budget estimate).

  The LAO warned that some of the projected savings in the budget were subject to considerable risk, including the assumed sale of $765 million in pension obligation bonds, which is subject to court challenge, $408 million in public employee compensation savings which are dependent on collective bargaining negotiations, and savings from unallocated reductions in State operations in most program areas.  The LAO also highlighted other factors that would perpetuate the State's structural deficit, such as the use of $1.7 billion of Economic Recovery Bond proceeds and the end, in fiscal year
2006-07, of the two year diversion of local property taxes under Senate
Amendment No. 4. (see below).  In the report, the LAO continued to warn of budget shortfalls in the range of $4 to $4.5 billion, assuming all the
Governor's proposals (or alternative proposals of equal magnitude) were adopted, or of budget deficits in the range of twice that magnitude if such proposals were not adopted.

  In May 2005, the Governor released his revision to the budget proposed in
January 2005.  This May Revision projected the State will receive about $4.2 billion in additional revenues (for 2004-05 and 2005-06) from revenues projected in January.  The Governor proposed to use these increased resources almost exclusively for one-time purposes.  The May Revision would reduce the amount of budgetary debt by $2.5 billion by not issuing the $1.7 billion in
Economic Recovery Bonds proposed by the January budget and by repaying approximately $581 million to local governments related to the reduction in
Vehicle License Fee revenue that would have been due in full in 2006-07.  In addition, the May Revision would increase funding of current programs by a net amount of $1.7 billion by restoring the Proposition 42 transfer of
General Fund sales taxes to transportation special funds (which the Governor had proposed suspending in the January budget), restoring funding for the senior citizens' property tax and renters' tax relief programs, and restoring one-time funds for K-14 education (primarily related to borrowings made in
1995-1996 and 1996-1997).

  The Governor signed the 2005 Budget Act on July 11, 2005 which was substantially in line with the Governor's proposals in the May Revision.  The
2005 Budget Act forecasts $84.5 billion in General Fund revenues and transfers and $90.0 billion in expenditures. The 2005 Budget Act projects that by utilizing the prior year's $7.5 billion General Fund balance, the
General Fund will end the year with a positive balance of $1.9 billion.   The
June 30, 2006 reserve is projected to be $641 million.  The 2005 Budget Act assumes that the State will not issue Economic Recovery Bonds or raise taxes.

  Constraints on the Budget Process

  Approved in March 2004 with the State's Economic Recovery Bonds,
Proposition 58 requires the State to enact a balanced budget and establish a special reserve in the General Fund and restricts future borrowing to cover budget deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State would, in some cases, have to take more immediate actions to correct budgetary shortfalls.
Beginning with the budget for fiscal year 2004-05, Proposition 58 requires the Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

  If the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor is authorized to declare a fiscal emergency. He or she would then be required to propose legislation to address the emergency, and call the Legislature into special session to consider that legislation.  If the Legislature fails to pass and send to the
Governor legislation to address the budget fiscal emergency within 45 days, the Legislature would be prohibited from acting on any other bills or adjourning in joint recess until such legislation is passed.

  Proposition 58 also requires that a special reserve (the Budget
Stabilization Account) be established in the State's General Fund. Beginning with fiscal year 2006-07, a specified portion of estimated annual General
Fund revenues would be transferred by the Controller into the Budget
Stabilization Account no later than September 30 of each fiscal year. These transfers would continue until the balance in the Budget Stabilization
Account reaches $8 billion or 5 percent of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement would be in effect whenever the balance falls below the $8 billion or 5 percent target. The annual transfers could be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year.

  Proposition 58 will also prohibit certain future borrowing to cover budget deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of borrowing, such as (a) short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the
State), or (b) inter-fund borrowings.

  Future Budgets. It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and
State economic conditions and other factors.

State Indebtedness

  General Obligation Bonds. As of July 1, 2005, the State had approximately
$47.5 billion of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $35.2 billion remained unissued as of that date.

  Initiative measures to issue $3 billion in bonds (California Stem Cell
Research and Cures Act) and to issue $750 million in bonds (Children's
Hospital Projects Bond Act) were approved by the voters in the November 2004 election.

  The Legislature has approved approximately $600 million of new bond authorization, the California Reading and Literacy Improvement and Public
Library Construction and Renovation Bond Act of 2006, to be placed on the
June 2006 primary election ballot. A $9.95 billion bond measure for high speed rail projects has been placed on the November 2006 general election ballot. Additional bond proposals may also be added to the 2006 primary or general election ballots.

  Ratings.  As of July 25, 2005, the State's general obligation bonds were rated A2 by Moody's, A by Standard & Poor's, and A by Fitch Ratings.

  Upon the Governor's approval of the 2005 Budget Act, Fitch Ratings raised the rating on the State's outstanding general obligation bonds to A from A-.
Also upgraded, to A- from BBB+, were the ratings on bonds issued by several
State agencies but supported by State resources.  At the same time, Moody's upgraded the State's general obligation bonds to A2 from A3, while maintaining the State's positive rating outlook.  The upgrade reflects a continuing favorable trend of recovery in the State's economy and tax revenues, better than expected financial performance in 2004-05, and a moderately improved financial outlook for 2005-06 and beyond.  The July 2005 rating action by Fitch Ratings and Moody's affects $36.5 billion of outstanding general obligation bonds, $5.7 billion of General Fund-supported lease revenue bonds, and $2.5 billion of General Fund-enhanced tobacco settlement bonds.

  It is not presently possible to determine whether, or the extent to which,
Moody's, Standard & Poor's or Fitch Ratings will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

  Economic Recovery Bonds.  The California Economic Recovery Bond Act
("Proposition 57") was approved by voters in March 2004. Proposition 57 authorized the issuance of up to $15 billion in Economic Recovery Bonds to finance the negative General Fund reserve balance as of June 30, 2004, and other General Fund obligations undertaken prior to June 30, 2004.

  Repayment of the Economic Recovery Bonds is secured by a pledge of revenues from a one-quarter cent increase in the State's sales and use tax starting
July 1, 2004. Fifty percent, or up to $5 billion of future deposits in the reserve fund created by the Balanced Budget Amendment approved by Proposition
58, may be used to repay the Economic Recovery Bonds. In addition, as voter-approved general obligation bonds, payment of the Economic Recovery
Bonds is secured by the State's full faith and credit in the event the dedicated revenue is insufficient to repay the bonds.

  In May and June 2004, the State issued $10.9 billion of Economic Recovery
Bonds, which resulted (due to the sale of bonds at a premium) in the deposit of net proceeds in the General Fund of approximately $11.3 billion.  The
State may issue the remainder of authorized Economic Recovery Bonds in future fiscal years.

  Commercial Paper Program. Pursuant to the terms of the bank credit agreement presently in effect supporting the State's general obligation commercial paper program, up to $1.5 billion of general obligation commercial paper notes may be outstanding at any time; this amount may be increased or decreased in the future. As of July 1, 2005, the legislative finance committees had authorized the issuance of up to approximately $20.0 billion of commercial paper notes; as of that date approximately $94 million aggregate principal amount of general obligation commercial paper notes was outstanding.

  Lease-Purchase Debt. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. As of July 1, 2005, the State had approximately $7.8 billion of outstanding lease purchase debt.

  Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. State agencies and authorities had $47.3 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of July 30, 2005.

  Cash Flow Borrowings.  As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs.  The
State has issued Revenue Anticipation Notes ("RANs") in 19 of the last 20 fiscal years to partially fund timing differences between receipts and disbursements, as the majority of General Fund revenues are received in the last part of the fiscal year.  The State expects to issue approximately $3 billion in RANs for the 2005-06 fiscal year.

  Repayment of Energy Loans.  The Department of Water Resources (the "DWR")
borrowed money from the General Fund for DWR's power supply program between
January and June 2001.  DWR has issued approximately $11.25 billion in revenue bonds in several series and in the fall of 2002 used the net proceeds of the revenue bonds to repay outstanding loans from banks and commercial lenders in the amount of approximately $3.5 billion and a loan from the
General Fund in the amount of $6.1 billion plus accrued interest of approximately $500 million.  Issuance of the DWR revenue bonds had been delayed since mid-2001 by a number of factors, including administrative and legal challenges.

  The loans from the General Fund and the banks and commercial lenders financed DWR's power supply program costs during 2001 that exceeded DWR's revenues from the sale of electricity.  The general purpose of the power supply program was to provide to customers of the three major investor-owned electric utilities in the State (the "IOUs") the portion of their power not provided by the IOUs.  The power supply program has become self-supporting and no additional loans from the General Fund are authorized.  As of January
1, 2003, the DWR's authority to enter into new power purchase contracts terminated, and the IOUs resumed responsibility for obtaining electricity for their customers.

  The primary source of money to pay debt service on the DWR revenue bonds will be revenues derived from customers of the IOUs resulting from charges set by the California Public Utilities Commission. The DWR revenue bonds are not a debt or liability of the State and do not directly, indirectly or contingently obligate the State to levy or to pledge any form of taxation whatever therefor or to make any appropriation for their payment.

  Enhanced Tobacco Settlement Revenue Bonds. In 1998, the State (together with 45 other states and certain U.S. jurisdictions) signed a settlement agreement with the four major cigarette manufacturers. The State agreed to drop its lawsuit and not to sue in the future for monetary damages. Tobacco manufacturers agreed to billions of dollars in payments and restrictions on marketing activities. Under the settlement, the companies agreed to pay
California governments approximately $25 billion (subject to adjustments)
over a period of 25 years. Payments continue in perpetuity, with current projections of $1.2 billion in 2025, steadily increasing each year to $1.6 billion in 2045. Under a separate Memorandum of Understanding, half of the money will be paid to the State and half to local governments (all counties and the cities of San Diego, Los Angeles, San Francisco and San Jose).

  An initial sale of 57.6% of the State's tobacco settlement revenues from
July 1, 2003, onward, producing $2.5 billion in revenue was completed in
January 2003. A second sale of the remaining amount, which produced $2.3 billion in revenue, was completed in September 2003 (Series 2003B).  In
August 2005, the Series 2003B bonds were refinanced, retaining all of the covenants of the original issue.  In return, the State was paid a credit enhancement fee of $535 million.  The 2003 Budget Act authorizes the Director of Finance to make allocations with legislative notification if tobacco settlement revenues are insufficient to cover the cost of the tobacco securitization program. The Legislature is not obligated to make any such requested appropriation in the future.

  Tobacco settlement revenue bonds are neither general nor legal obligations of the State or any of its political subdivisions and neither the faith and credit nor the taxing power nor any other assets or revenues of the State or of any political subdivision is or shall be pledged to the payment of any such bonds.

Local Government

  The primary units of local government in California are the counties, ranging in population from 1,200 (Alpine) to approximately 10 million (Los
Angeles). Counties are responsible for the provision of many basic services, including indigent healthcare, welfare, courts, jails and public safety in unincorporated areas. There are also 478 incorporated cities and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978 and later constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another initiative constitutional amendment enacted in 1996, further limited the ability of local governments to impose or raise various taxes, fees, charges and assessments without voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services.

  Some local governments in California have experienced notable financial difficulties, including Los Angeles County and Orange County, and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent.

  According to the State, the 2004 Budget Act, related legislation and the enactment of Senate Constitutional Amendment No. 4 (described below) will dramatically change the State-local fiscal relationship. These constitutional and statutory changes implement an agreement negotiated between the Governor and local governments officials (the "State-local agreement") in connection with the 2004 Budget Act. One change relates to the reduction of the vehicle license fee ("VLF") rate from 2 percent to 0.65 percent of the market value of the vehicle. In order to protect local governments, the reduction in VLF revenue to cities and counties from this rate change will be replaced by an increase in the amount of property tax they receive. Under the State-local agreement and implementing legislation, for fiscal years 2004-05 and 2005-06 only, the replacement property taxes that cities and counties receive will be reduced by $700 million. In future years, local governments will receive the full value of the VLF revenue. Also for these two fiscal years, redevelopment agencies will be required to shift $250 million to schools, and special districts to shift $350 million, in property tax revenues they would otherwise receive.

  As part of the State-local agreement, Senate Constitutional Amendment No. 4 was enacted by the Legislature and subsequently approved by the voters at the
November 2004 election.  Senate Constitutional Amendment No. 4 amends the
State Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and vehicle license fee revenues as of November 3, 2004. Beginning with fiscal year 2008-09, the
State will be able to borrow up to 8 percent of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe
State fiscal hardship, two-thirds of both houses of the Legislature approves the borrowing and the amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than two fiscal years within a period of 10 fiscal years. In addition, the State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax.

  Senate Constitutional Amendment No. 4 also prohibits the State from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates. Beginning in fiscal year 2005-06, if the State does not provide funding for an activity that has been determined to be mandated, the requirement on cities, counties or special districts to abide by the mandate would be suspended. In addition,
Senate Constitutional Amendment No. 4 expands the definition of what constitutes a mandate to encompass State action that transfers to cities, counties and special districts financial responsibility for a required program for which the State previously had partial or complete responsibility. The State mandate provisions of Senate Constitutional
Amendment No. 4 do not apply to schools or community colleges or to mandates relating to employee rights.

Constitutional, Legislative and Other Factors

  The State is subject to an annual appropriations limit imposed by Article
XIII B of the State Constitution (the "Appropriations Limit"). The
Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

  Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit.  "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed
"the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most State subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.  Various types of appropriations are excluded from the Appropriations Limit.

  The State's Appropriations Limit in each year is based on the Limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility for providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds.

  The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government code Section 7912 requires an estimate of the Appropriations Limit to be included in the
Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

  On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the
"Classroom Instructional Improvement and Accountability Act." Proposition 98
changed State funding of public education below the university level and the operation of the State appropriations funding, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 permits the
Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period.  Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

  Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, it is not possible to predict the impact of this or related legislation on the
Bonds in the Trust's portfolio.

  Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time.  If any such initiatives were adopted, the State could be pressured to provide additional financial assistance to local Governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the State's ability to fund such other programs by raising taxes.

  Future Initiatives. Articles XIII A, XIII B, XIII C and XIII D were each adopted as measures that qualified for the ballot pursuant to the State's initiative process.  From time to time, other initiative measures could be adopted that could effect revenues of the State or public agencies within the
State.

  Effect of other State Laws on Bond Obligations.

  Some of the tax-exempt securities that the Trust can invest in may be obligations payable solely from the revenues of a specific institution or secured by specific properties.  These are subject to provisions of
California law that could adversely affect the holders of such obligations.
For example, the revenues of California health care institutions may be adversely affected by State laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.  Debt obligations payable solely from revenues of health care institutions may also be insured by the State but no guarantee exists that adequate reserve funds will be appropriated by the State legislature for such purpose.

  Pending Litigation

  The State of California is a party to numerous legal proceedings, many of which normally occur in governmental operations.  In addition, the State is involved in certain other legal proceedings that, if decided against the
State might require the State to make significant future expenditures or impair future revenue sources.  Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.

  On July 15, 2005, Enron Corp., the energy trader that filed for bankruptcy protection, agreed to a settlement with the State to end claims of market manipulation during the California energy crisis of 2000 and 2001.  After bankruptcy related adjustments, the State will receive a payment of over $300 million.

      On August 8, 2005, a lawsuit titled California Teachers Association et
al. v. Arnold Schwarzenegger et al. was filed.  Plaintiffs - California
Teachers Association, California Superintendent of Public Instruction Jack
O'Connell, and various other individuals - allege that the California
Constitution's minimum school funding guarantee was not followed for the
2004-2005 fiscal year and the 2005-06 fiscal year in the aggregate amount of approximately $3.1 billion.  Plaintiffs seek a writ of mandate requiring the
State to recalculate the minimum-funding guarantee in compliance with the
California Constitution.

Other Investment Restrictions

      |X|   What Are "Fundamental Policies?"  Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional
Information are "fundamental" only if they are identified as such.  The
Trust's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this
Statement of Additional Information, as appropriate. The Trust's most significant investment policies are described in the Prospectus.

|X|   Does the Trust Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Trust.

o     The Trust cannot make loans, except that the Trust, may purchase debt securities described in "Investment Objective and Policies," and other securities substantially similar thereto, and repurchase agreements; and the Trust may lend its portfolio securities as described in its investment policy stated above;

o     The Trust cannot borrow money in excess of 10% of the value of its total assets or make any investment when borrowings exceed 5% of the value of its total assets; it may borrow only as a temporary measure for extraordinary or emergency purposes; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt;

o     The Trust cannot invest in commodities or commodity contracts, or invest in interests in oil, gas, or other mineral exploration or development programs;

o     The Trust cannot invest in real estate; however, the Trust may purchase
         Municipal Bonds or Notes secured by interests in real estate;

o     The Trust cannot make short sales of securities or purchase securities on margin, except for short-term credits necessary for the clearance of purchases and sales of portfolio securities;

o     The Trust cannot invest in or hold securities of any issuer if those officers and Trustees of the Trust or the Manager individually owning more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

o     The Trust cannot underwrite securities of other companies;

o     The Trust cannot invest in securities of other investment companies except as they may be acquired as part of a merger, consolidation or acquisition of assets; or

o     The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow
         arrangements are established, to cover the related obligations.

o     As a fundamental policy, The Trust cannot invest in any debt instrument having a maturity in excess of the time period provided for in Rule
         2a-7 of the Investment Company Act, or any other applicable rule, or in the case of a debt instrument subject to a repurchase agreement or called for redemption, unless purchased subject to a demand feature which may not exceed the time period provided for in Rule
         2a-7, or any other applicable rule.

o     The Trust cannot invest 25% or more of its total assets in any one industry; however, for the purposes of this restriction, municipal securities and U.S. government obligations are not considered to be part of any single industry.

      For purposes of the investment restrictions listed above, the identification of the "issuer" of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer.  Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees the security, such guarantee would be considered a separate security and would be treated as an issue of such government or other agency. Conduit securities are deemed to be issued by the person ultimately responsible for payments of interest and principal on the security.

      In applying the restrictions as to the Trust's investments, the Manager will consider a nongovernmental user of facilities financed by industrial development bonds as being in a particular industry, despite the fact that there is no industry concentration limitation as to municipal securities the
Trust may own.  Although this application of the restriction is not technically a fundamental policy of the Trust, it will not be changed without shareholder approval. Should any such change be made, the Prospectus and/or
Statement of Additional Information will be supplemented to reflect the change.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

      For purposes of the Trust's policy not to concentrate its investments in securities of issuers, the Trust has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

Disclosure of Portfolio Holdings.  The Trust has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or trustees of the Manager, Distributor,
Sub-Distributor and Transfer Agent.  These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Trust's investment program or enable third parties to use that information in a manner that is harmful to the Trust.

o     Public Disclosure. The Trust's portfolio holdings are made publicly available no later than 60 days after the close of each of the
         Fund's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q, which are publicly available at the SEC.

      Until publicly disclosed, the Trust's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing the Trust's shareholders with information about their
Trust's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Trust's portfolio holdings information could attempt to use that information to trade ahead of or against the Trust, which could negatively affect the prices the Trust is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Trust's behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and trustees, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Trust or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure the
Trust's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Trust's Board shall not be deemed to be "compensation" or "consideration" for these purposes.  It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Trust.

      A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Trust's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below.
If the Trust's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
      Trust portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
      Portfolio and Legal departments must approve the completed request for release of Trust portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Trust's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      The Trust's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the
Trust's Board, or as an employee, officer and/or trustee of the Manager,
Distributor, Sub-Distributor or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Trust's Manager, Distributor and Transfer Agent who
      need to have access to such information (as determined by senior officers of such entity),
o     The Trust's independent registered public accounting firm,
o     Members of the Trust's Board and the Board's legal counsel,
o     The Trust's custodian bank,
o     A proxy voting service designated by the Trust and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations, if securities are not priced by the Trust's regular pricing services).

      Portfolio holdings information of the Trust may be provided, under limited circumstances, to brokers and/or dealers with whom the Trust trades and/or entities that provide investment coverage and/or analytical information regarding the Trust's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.  Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Trust.  Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's
Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
      (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Trust are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner

      Portfolio holdings information (which may include information on the
Trust's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
Manager, Distributor, Sub-Distributor or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o     To potential sub-advisors of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements)

      Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

      The Trust's shareholders may, under unusual circumstances (such as a lack of liquidity in the Trust's portfolio to meet redemptions), receive redemption proceeds of their Trust shares paid as pro rata shares of securities held in the Trust's portfolio.  In such circumstances, disclosure of the Trust's portfolio holdings may be made to such shareholders.

      The Chief Compliance Officer of the Trust and the Manager, Distributor,
Sub-Distributor and Transfer Agent (the "CCO") shall oversee the compliance by the Manager, Distributor, Sub-Distributor Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Trust's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Trust has been made during the preceding year pursuant to these policies. The CCO shall report to the Trust's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or the Trust have entered into ongoing arrangements to make available information about the Trust's portfolio holdings.  One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

          ---------------------------------------------------------
          A.G. Edwards & Sons           Keijser Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABG Securities                Kempen & Co. USA Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABN AMRO                      Kepler Equities/Julius
                                        Baer Sec
          ---------------------------------------------------------
          ---------------------------------------------------------
          Advest                        KeyBanc Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          AG Edwards                    Leerink Swan
          ---------------------------------------------------------
          ---------------------------------------------------------
          American Technology Research  Legg Mason
          ---------------------------------------------------------
          ---------------------------------------------------------
          Auerbach Grayson              Lehman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Banc of America Securities    Lehman Brothers
          ---------------------------------------------------------
          ---------------------------------------------------------
          Barclays                      Lipper
          ---------------------------------------------------------
          ---------------------------------------------------------
          Baseline                      Loop Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bear Stearns                  MainFirst Bank AG
          ---------------------------------------------------------
          ---------------------------------------------------------
          Belle Haven                   Makinson Cowell US Ltd
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bloomberg                     Maxcor Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          BNP Paribas                   Merrill
          ---------------------------------------------------------
          ---------------------------------------------------------
          BS Financial Services         Merrill Lynch
          ---------------------------------------------------------
          ---------------------------------------------------------
          Buckingham Research Group     Midwest Research
          ---------------------------------------------------------
          ---------------------------------------------------------
          Caris & Co.                   Mizuho Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          CIBC World Markets            Morgan Stanley
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup                     Morningstar
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup Global Markets      Natexis Bleichroeder
          ---------------------------------------------------------
          ---------------------------------------------------------
          Collins Stewart               Ned Davis Research Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          Craig-Hallum Capital Group LLCNomura Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Agricole Cheuvreux     Pacific Crest
          N.A. Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Suisse First Boston    Pacific Crest Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Daiwa Securities              Pacific Growth Equities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Davy                          Petrie Parkman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank                 Pictet
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank Securities      Piper Jaffray Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Dresdner Kleinwort WassersteinPlexus
          ---------------------------------------------------------
          ---------------------------------------------------------
          Emmet & Co                    Prager Sealy & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Empirical Research            Prudential Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Enskilda Securities           Ramirez & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Essex Capital Markets         Raymond James
          ---------------------------------------------------------
          ---------------------------------------------------------
          Exane BNP Paribas             RBC Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Factset                       RBC Dain Rauscher
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fidelity Capital Markets      Research Direct
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fimat USA Inc.                Robert W. Baird
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany                  Roosevelt & Cross
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany Corporation      Russell Mellon
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fixed Income Securities       Ryan Beck & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fortis Securities             Sanford C. Bernstein
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fox-Pitt, Kelton              Scotia Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Friedman, Billing, Ramsey     SG Cowen & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fulcrum Global Partners       SG Cowen Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Garp Research                 Soleil Securities Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          George K Baum & Co.           Standard & Poors
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman                       Stone & Youngberg
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman Sachs                 SWS Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC                          Taylor Rafferty
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC Securities Inc           Think Equity Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ING Barings                   Thomas Weisel Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ISI Group                     UBS
          ---------------------------------------------------------
          ---------------------------------------------------------
          Janney Montgomery             Wachovia
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jefferies                     Wachovia Corp
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jeffries & Co.                Wachovia Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan                     Wescott Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan Securities          William Blair
          ---------------------------------------------------------
          ---------------------------------------------------------
          JPP Eurosecurities            Yieldbook
          ---------------------------------------------------------
          ---------------------------------------------------------
          Keefe, Bruyette & Woods
          ---------------------------------------------------------

How the Trust is Managed

Organization and History.  The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust in 1989, with an unlimited number of authorized shares of beneficial interest.

|X|   Classes  of  Shares.  The Trust  has a single  class of shares of stock.
While  that class has no  designation,  it is deemed to be the  equivalent  of
Class A for purposes of the shareholder  account  policies that apply to Class
A shares of the Oppenheimer funds.

      Shares of the Trust are freely transferable.  Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders.  There are no preemptive or conversion rights and shares participate equally in the assets of the Trust upon liquidation.

Meetings of Shareholders.  As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Trust, to remove a
Trustee or to take other action described in the Trust's Declaration of
Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the Trust's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment
Company Act.

Shareholder and Trustee Liability.  The Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Trust's obligations. It also provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Trust shall assume the defense of any claim made against a shareholder for any act or obligation of the Trust and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Trust) to be held personally liable as a
"partner" under certain circumstances. However, the risk that a Trust shareholder will incur financial loss from being held liable as a "partner"
of the Trust is limited to the relatively remote circumstances in which the
Trust would be unable to meet its obligations.

      The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under its
Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee. The Audit Committee is comprised solely of Independent
Trustees. The members of the Audit Committee are Edward L. Cameron
(Chairman), George C. Bowen, Robert J. Malone and F. William Marshall, Jr.
The Audit Committee held 7 meetings during the Trust's fiscal year ended June
30, 2005. The Audit Committee furnishes the Board with recommendations regarding the selection of the Trust's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Trust's independent Auditors regarding the Trust's internal accounting procedures and controls; (iii) reviewing reports from the
Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Trust's independent Auditors and the Trustees who are not "interested persons" under the Investment Company Act (the
"Independent Trustees"); (v) reviewing the independence of the Trust's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Trust's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Trust;
and (vii) reviewing certain reports from and meeting periodically with the
Trust's Chief Compliance Officer.

      The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Sam Freedman, Richard F. Grabish and Beverly L. Hamilton. The
Review Committee held 6 meetings during the Trust's fiscal year ended June
30, 2005. Among other duties, as set forth in the Review Committee's Charter, the Review Committee reports and makes recommendations to the Board concerning the fees paid to the Trust's Transfer Agent and the Manager and the services provided to the Trust by the Transfer Agent and the Manager. The
Review Committee also reviews the Trust's investment performance as well as the policies and procedures adopted by the Trust to comply with the
Investment Company Act and other applicable law.

      The Governance Committee is comprised solely of Independent Trustees.
The members of the Governance Committee are, Robert J. Malone (Chairman),
William Armstrong, Beverly L. Hamilton and F. William Marshall, Jr. The
Governance Committee held 5 meetings during the Trust's fiscal year ended
June 30, 2005. The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees the Trust's governance guidelines, the adequacy of the
Trust's Codes of Ethics and the nomination of Trustees, including Independent
Trustees. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the
Governance Committee's consideration by mailing such information to the
Governance Committee in care of the Trust. The Governance Committee may consider such persons at such time as it meets to consider possible nominees.
The Governance Committee, however, reserves sole discretion to determine which candidates for Trustees and independent Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders. The Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us" or by mail to the Trust at the address below. The
Governance Committee will consider if a different process should be recommended to the Board.

Trustees and Officers of the Trust. Except for Messrs. Murphy and Grabish,
each of the Trustees is an "Independent Trustee" under the Investment Company
Act. Mr. Grabish is an "Interested Trustee" by virtue of his positions with
A.G. Edwards & Sons, Inc. Mr. Grabish, serves as Trustee for only the following funds: Centennial California Tax Exempt Trust, Centennial
Government Trust, Centennial Money Market Trust, Centennial New York Tax
Exempt Trust and Centennial Tax Exempt Trust.  With the exception of Mr.
Grabish, all of the Trustees are also trustees or directors of the following
Oppenheimer/Centennial Funds (referred to as "Board II Funds"):

Oppenheimer Cash Reserves                  Oppenheimer   Principal   Protected
                                           Trust II
                                           Oppenheimer   Principal   Protected
Oppenheimer Capital Income Fund            Trust III
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Equity Fund, Inc.              Fund
Oppenheimer High Yield Fund                Oppenheimer Strategic Income Fund
Oppenheimer Integrity Funds                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund
                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Present or former  officers,  directors,  trustees  and  employees  (and their immediate  family members) of the Trust, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares of the Trust and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The  sales  charge on Class A shares is waived for that group  because of the reduced  sales  efforts  realized by the
Distributor.

      Messrs. Bonnell, Gillespie, Murphy, Petersen, Vandehey, Vottiero,
Wixted and Zack, and Mses. Bloomberg and Ives, who are officers of the Trust, respectively hold the same offices with one or more of the other Board II
Funds as with the Trust. As of September 30, 2005 the Trustees and officers of the Trust, as a group, owned of record or beneficially less than 1% of the shares of the Trust. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the
Manager, other than the shares beneficially owned under that plan by the officers of the Board II Funds. In addition, none of the Independent Trustees
(nor any of their immediate family members) own securities of either the
Manager, Distributor or Sub-Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the
Manager, Distributor or the Sub-Distributor of the Board II Funds.

      Biographical Information. The Trustees and officers, their positions with the Trust length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in the Trust and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Trustee
serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                           Dollar
                                                                          Range of
                                                                           Shares
                                                                         Beneficially
                                                                          Owned in
                                                              Range of   any of the
Position(s) Held     Years / Other                             Shares    Oppenheimer/Centennial
with the Trust,      Trusteeships/Directorships Held by      Beneficially   Funds
Length of Service,   Trustee / Number of Portfolios in Fund   Owned in    Overseen
Age                  Complex Currently Overseen by Trustee    the Trust  by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                             As of December 31, 2004
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William L.           Chairman of the following private       None        Over
Armstrong,           mortgage banking companies: Cherry                  $100,000
Chairman of the      Creek Mortgage Company (since 1991),
Board since 2003     Centennial State Mortgage Company
and Trustee since    (since 1994), and The El Paso Mortgage
2000                 Company (since 1993); Chairman of the
Age: 68              following private companies:
                     Ambassador Media Corporation (since
                     1984) and Broadway Ventures (since
                     1984); Director of the following:
                     Helmerich & Payne, Inc. (oil and gas
                     drilling/production company) (since
                     1992), Campus Crusade for Christ
                     (since 1991) and The Lynde and Harry
                     Bradley Foundation, Inc. (non-profit
                     organization) (since 2002); former
                     Chairman of the following: Transland
                     Financial Services, Inc. (private
                     mortgage banking company) (1997-2003),
                     Great Frontier Insurance (insurance
                     agency) (1995-2000), Frontier Real
                     Estate, Inc. (residential real estate
                     brokerage) (1994-2000) and Frontier
                     Title (title insurance agency)
                     (1995-2000); former Director of the
                     following: UNUMProvident (insurance
                     company) (1991-2004), Storage
                     Technology Corporation (computer
                     equipment company) (1991-2003) and
                     International Family Entertainment
                     (television channel) (1992-1997); U.S.
                     Senator (January 1979-January 1991).
                     Oversees 38 portfolios in the
                     OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Avis,      Director and President of A.G. Edwards  None        Over
Trustee since 1990   Capital, Inc. (General Partner of                   $100,000
Age: 74              private equity funds) (until February
                     2001); Chairman, President and Chief
                     Executive Officer of A.G. Edwards
                     Capital, Inc. (until March 2000);
                     Director of A.G. Edwards & Sons, Inc.
                     (brokerage company) (until 2000) and
                     A.G. Edwards Trust Company (investment
                     adviser) (until 2000); Vice Chairman
                     and Director of A.G. Edwards, Inc.
                     (until March 1999); Vice Chairman of
                     A.G. Edwards & Sons, Inc. (until March
                     1999); Chairman of A.G. Edwards Trust
                     Company (until March 1999) and A.G.E.
                     Asset Management (investment adviser)
                     (until March 1999). Oversees 38
                     portfolios in the OppenheimerFunds
                     complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
George C. Bowen,     Assistant Secretary and Director of     None        Over
Trustee since 1998   the Manager (December 1991-April                    $100,000
Age: 69              1999); President, Treasurer and
                     Director of Centennial Capital
                     Corporation (June 1989-April 1999);
                     Chief Executive Officer and Director
                     of MultiSource Services, Inc. (March
                     1996-April 1999); Mr. Bowen held
                     several positions with
                     OppenheimerFunds, Inc. and with
                     subsidiary or affiliated companies of
                     OppenheimerFunds, Inc. (September
                     1987-April 1999). Oversees 38
                     portfolios in the OppenheimerFunds
                     complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward L. Cameron,   Member of The Life Guard of Mount       None        Over
Trustee since 2000   Vernon (George Washington historical                $100,000
Age: 67              site) (since June 2000); Director of
                     Genetic ID, Inc. (biotech company)
                     (March 2001-May 2002); Partner at
                     PricewaterhouseCoopers LLP (accounting
                     firm) (July 1974-June 1999); Chairman
                     of Price Waterhouse LLP Global
                     Investment Management Industry
                     Services Group (July 1994-June 1998).
                     Oversees 38 portfolios in the
                     OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Jon S. Fossel,       Director of UNUMProvident (insurance    None        Over
Trustee since 1990   company) (since June 2002); Director                $100,000
Age: 63              of Northwestern Energy Corp. (public
                     utility corporation) (since November
                     2004); Director of P.R.
                     Pharmaceuticals (October 1999-October
                     2003); Director of Rocky Mountain Elk
                     Foundation (non-profit organization)
                     (February 1998-February 2003);
                     Chairman and Director (until October
                     1996) and President and Chief
                     Executive Officer (until October 1995)
                     of OppenheimerFunds, Inc.; President,
                     Chief Executive Officer and Director
                     of the following: Oppenheimer
                     Acquisition Corp. ("OAC") (parent
                     holding company of OppenheimerFunds,
                     Inc.), Shareholders Services, Inc. and
                     Shareholder Financial Services, Inc.
                     (until October 1995). Oversees 38
                     portfolios in the OppenheimerFunds
                     complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Sam Freedman,        Director of Colorado Uplift             None        Over
Trustee since 1996   (charitable organization) (since                    $100,000
Age: 65              September 1984). Mr. Freedman held
                     several positions with
                     OppenheimerFunds, Inc. and with
                     subsidiary or affiliated companies of
                     OppenheimerFunds, Inc. (until October
                     1994). Oversees 38 portfolios in the
                     OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Beverly L.           Trustee of Monterey Institute for       None        Over
Hamilton, Trustee    International Studies (educational                  $100,000
since 2002           organization) (since February 2000);
Age: 59              Director of The California Endowment
                     (philanthropic organization) (since
                     April 2002); Director of Community
                     Hospital of Monterey Peninsula (since
                     February 2002); Director of American
                     Funds' Emerging Markets Growth Fund,
                     Inc. (mutual fund) (since October
                     1991); President of ARCO Investment
                     Management Company (February
                     1991-April 2000); Member of the
                     investment committees of The
                     Rockefeller Foundation and The
                     University of Michigan; Advisor at
                     Credit Suisse First Boston's Sprout
                     venture capital unit (venture capital
                     fund) (1994-January 2005); Trustee of
                     MassMutual Institutional Funds
                     (investment company) (1996-June 2004);
                     Trustee of MML Series Investment Fund
                     (investment company) (April 1989-June
                     2004); Member of the investment
                     committee of Hartford Hospital
                     (2000-2003); and Advisor to Unilever
                     (Holland) pension fund (2000-2003).
                     Oversees 38 portfolios in the
                     OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert J. Malone,    Director of Jones International         None        Over
Trustee since 2002   University (educational organization)               $100,000
Age: 61              (since August 2005); Chairman, Chief
                     Executive Officer and Director of
                     Steele Street State Bank (commercial
                     banking) (since August 2003); Director
                     of Colorado UpLIFT (charitable
                     organization) (since 1986); Trustee of
                     the Gallagher Family Foundation
                     (non-profit organization) (since
                     2000); Former Chairman of U.S.
                     Bank-Colorado (subsidiary of U.S.
                     Bancorp and formerly Colorado National
                     Bank) (July 1996-April 1999); Director
                     of Commercial Assets, Inc. (real
                     estate investment trust) (1993-2000);
                     Director of Jones Knowledge, Inc.
                     (2001-July 2004); and Director of U.S.
                     Exploration, Inc. (oil and gas
                     exploration) (1997-February 2004).
                     Oversees 38 portfolios in the
                     OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
F. William           Trustee of MassMutual Select Funds      None        Over
Marshall, Jr.,       (formerly MassMutual Institutional                  $100,000
Trustee since 2000   Funds) (investment company) (since
Age: 63              1996) and MML Series Investment Fund
                     (investment company) (since 1996), the
                     Springfield Library and Museum
                     Association (museums) (since 1995) and
                     the Community Music School of
                     Springfield (music school) (since
                     1996); Chairman and Trustee (since
                     2003) and Chairman of the Investment
                     Committee (since 1994) of the
                     Worcester Polytech Institute (private
                     university); President and Treasurer
                     of the SIS Funds (private charitable
                     fund) (since January 1999); Chairman
                     of SIS & Family Bank, F.S.B. (formerly
                     SIS Bank) (commercial bank) (January
                     1999-July 1999); Member of the
                     Investment Committee of the Community
                     Foundation of Western Massachusetts
                     (1998-2003); and Executive Vice
                     President of Peoples Heritage
                     Financial Group, Inc. (commercial
                     bank) (January 1999-July 1999).
                     Oversees 40 portfolios in the
                     OppenheimerFunds complex.*
-------------------------------------------------------------------------------------
*  Includes two open-end investment companies: MassMutual Select Funds and
   MML Series Investment Fund. In accordance with the instructions for Form
   N-1A, for purposes of this section only, MassMutual Select Funds and MML
   Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML Series Investment Fund
   to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

      The address of Mr. Grabish in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Mr. Grabish serves for an indefinite term, until his resignation, retirement, death or removal. Mr. Grabish is an "Interested
Trustee" because of his affiliation with A.G. Edwards & Sons, Inc., a broker/dealer that sells shares of the Trust.

                              Interested Trustee

----------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5    Dollar        Aggregate
                                                                         Dollar Range
                                                                           of Shares
                                                                        yBeneficially
                                                             Range of    Owned in any
Position(s) Held    Years / Other                            Shares         of the
with the Trust,     Trusteeships/Directorships Held by       BeneficiallOppenheimer/Centennial
Length of Service,  Trustee / Number of Portfolios in Fund   Owned in   Funds Overseen
Age                 Complex Currently Overseen by Trustee    the Trust    by Trustee
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                              As of December 31, 2004
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Richard F. Grabish, Senior Vice President and Assistant      None       Over $100,000
Trustee since 2001  Director of Sales and Marketing (since
Age: 57             March 1997), Director (since March
                    1987) and Manager of Private Client
                    Services (since June 1985) of A.G.
                    Edwards & Sons, Inc. (broker/dealer and
                    investment firm); Chairman and Chief
                    Executive Officer of A.G. Edwards Trust
                    Company (since March 2001); President
                    and Vice Chairman of A.G. Edwards Trust
                    Company (investment adviser) (April
                    1987-March 2001). Oversees 5 portfolios
                    in the OppenheimerFunds complex.
----------------------------------------------------------------------------------------

      The address of Mr. Murphy is Two World Financial Center, 225 Liberty
Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a
Trustee for an indefinite term, and as an officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an
"Interested Trustee" because he is affiliated with OppenheimerFunds, Inc. by virtue of his positions as an officer and director of OppenheimerFunds, Inc., and as a shareholder of its parent company. Mr. Murphy was elected as a
Trustee of the Trust with the understanding that in the event he ceases to be the Chief Executive Officer of OppenheimerFunds, Inc., he will resign as a
Trustee of the Trust and the other Board II Funds (defined below) for which he is a director or trustee.

----------------------------------------------------------------------------------------
                            Interested Trustee and Officer
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar Range
                                                                         Of Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Trust,        Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Trust  Funds
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                               As of December 31, 2004
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
John V. Murphy,    Chairman, Chief Executive Officer and      None       Over $100,000
President          Director (since June 2001) and President
Since 2001 and     (since September 2000) of
Trustee since 2003 OppenheimerFunds, Inc.; President and
Age: 56            director or trustee of other Oppenheimer
                   funds; President and Director of OAC and
                   of Oppenheimer Partnership Holdings, Inc.
                   (holding company subsidiary of
                   OppenheimerFunds, Inc.) (since July
                   2001); Director of OppenheimerFunds
                   Distributor, Inc. (subsidiary of
                   OppenheimerFunds, Inc.) (since November
                   2001); Chairman and Director of
                   Shareholder Services, Inc. and of
                   Shareholder Financial Services, Inc.
                   (transfer agent subsidiaries of
                   OppenheimerFunds, Inc.) (since July
                   2001); President and Director of
                   OppenheimerFunds Legacy Program
                   (charitable trust program established by
                   OppenheimerFunds, Inc.) (since July
                   2001); Director of the following
                   investment advisory subsidiaries of
                   OppenheimerFunds, Inc.: the Manager, OFI
                   Institutional Asset Management, Inc.,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc.
                   (since November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive
                   Vice President of Massachusetts Mutual
                   Life Insurance Company (OAC's parent
                   company) (since February 1997); Director
                   of DLB Acquisition Corporation (holding
                   company parent of Babson Capital
                   Management LLC) (since June 1995); Member
                   of the Investment Company Institute's
                   Board of Governors (since October 3,
                   2003); Chief Operating Officer of
                   OppenheimerFunds, Inc. (September
                   2000-June 2001); President and Trustee of
                   MML Series Investment Fund and MassMutual
                   Select Funds (open-end investment
                   companies) (November 1999-November 2001);
                   Director of C.M. Life Insurance Company
                   (September 1999-August 2000); President,
                   Chief Executive Officer and Director of
                   MML Bay State Life Insurance Company
                   (September 1999-August 2000); Director of
                   Emerald Isle Bancorp and Hibernia Savings
                   Bank (wholly-owned subsidiary of Emerald
                   Isle Bancorp) (June 1989-June 1998).
                   Oversees 77 portfolios as an officer and
                   director or trustee and 10 additional
                   portfolios as an officer in the
                   OppenheimerFunds complex.
----------------------------------------------------------------------------------------

     The address of the officers in the chart below is as follows: Messrs.
Gillespie and Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty
Street, New York, NY 10281-1008, Messrs. Bonnell, Petersen, Vandehey,
Vottiero and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, CO
80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------
                                Officers of the Trust
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Name,                          Principal Occupation(s) During Past 5 Years
Position(s) Held with the
Trust,
Length of Service,
Age
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
John C. Bonnell,               Vice President (since May 2004) of OppenheimerFunds,
Vice President and Portfolio   Inc.; a Chartered Financial Analyst; an officer of 3
Manager since 2004             portfolios in the OppenheimerFunds complex. Formerly a
Age:  40                       Portfolio Manager at Strong Financial Corporation (May
                               1999 - May 2004).
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Mark S. Vandehey,              Senior Vice President and Chief Compliance Officer of
Vice President and Chief       OppenheimerFunds, Inc. (since March 2004); Vice
Compliance Officer since 2004  President of the Manager, OppenheimerFunds
Age:  55                       Distributor, Inc., and Shareholder Services, Inc.
                               (since June 1983); Vice President and Director of
                               Internal Audit of OppenheimerFunds, Inc.
                               (1997-February 2004). An officer of 87 portfolios in
                               the Oppenheimer funds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Brian W. Wixted,               Senior Vice President and Treasurer of
Treasurer since April 1999     OppenheimerFunds, Inc. (since March 1999); Treasurer
Age: 46                        of the following: Shareholder Services, Inc.,
                               HarbourView Asset Management Corporation, Shareholder
                               Financial Services, Inc., Oppenheimer Real Asset
                               Management Corporation, and Oppenheimer Partnership
                               Holdings, Inc. (since March 1999), OFI Private
                               Investments, Inc. (since March 2000), OppenheimerFunds
                               International Ltd. and OppenheimerFunds plc (since May
                               2000), OFI Institutional Asset Management, Inc. (since
                               November 2000), and OppenheimerFunds Legacy Program
                               (since June 2003); Treasurer and Chief Financial
                               Officer of OFI Trust Company (trust company subsidiary
                               of OppenheimerFunds, Inc.) (since May 2000); Assistant
                               Treasurer of OAC (since March 1999); and Assistant
                               Treasurer of the Manager and Distributor (March
                               1999-October 2003) and OppenheimerFunds Legacy Program
                               (April 2000-June 2003); Principal and Chief Operating
                               Officer of Bankers Trust Company-Mutual Fund Services
                               Division (March 1995-March 1999). An officer of 87
                               portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Brian Petersen,                Assistant Vice President of OppenheimerFunds, Inc.
Assistant Treasurer since 2004 (since August 2002); Manager/Financial Product
Age: 35                        Accounting of OppenheimerFunds, Inc. (November
                               1998-July 2002). An officer of 87 portfolios in the
                               OppenheimerFunds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Philip Vottiero,               Vice President/Fund Accounting of OppenheimerFunds,
Assistant Treasurer since 2002 Inc. (since March 2002); Vice President/Corporate
Age:  42                       Accounting of OppenheimerFunds, Inc. (July 1999-March
                               2002); Chief Financial Officer of Sovlink Corporation
                               (April 1996-June 1999). An officer of 87 portfolios in
                               the OppenheimerFunds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Robert G. Zack,                Executive Vice President (since January 2004) and
Vice President & Secretary     General Counsel (since March 2002) of
since 2001                     OppenheimerFunds, Inc.; General Counsel of the Manager
Age: 57                        and Distributor (since December 2001); General Counsel
                               and Director of OppenheimerFunds Distributor, Inc.
                               (since December 2001); Senior Vice President, General
                               Counsel and Director of the Transfer Agent,
                               Shareholder Financial Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company (since
                               November 2001); Senior Vice President and General
                               Counsel of HarbourView Asset Management Corporation
                               (since December 2001); Secretary and General Counsel
                               of OAC (since November 2001); Assistant Secretary
                               (since September 1997) and Director (since November
                               2001) of OppenheimerFunds International Ltd. and
                               OppenheimerFunds plc; Vice President and Director of
                               Oppenheimer Partnership Holdings, Inc. (since December
                               2002); Director of Oppenheimer Real Asset Management,
                               Inc. (since November 2001); Vice President of
                               OppenheimerFunds Legacy Program (since June 2003);
                               Senior Vice President and General Counsel of OFI
                               Institutional Asset Management, Inc. (since November
                               2001); Director of OppenheimerFunds (Asia) Limited
                               (since December 2003); Senior Vice President (May
                               1985-December 2003), Acting General Counsel (November
                               2001-February 2002) and Associate General Counsel (May
                               1981-October 2001) of OppenheimerFunds, Inc.;
                               Assistant Secretary of the following: the Transfer
                               Agent (May 1985-November 2001), Shareholder Financial
                               Services, Inc. (November 1989-November 2001), and
                               OppenheimerFunds International Ltd. (September
                               1997-November 2001). An officer of 87 portfolios in
                               the OppenheimerFunds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Lisa I. Bloomberg              Vice President and Associate Counsel of
Assistant Secretary since 2004 OppenheimerFunds, Inc. (since May 2004); First Vice
Age:  37                       President (April 2001-April 2004), Associate General
                               Counsel (December 2000-April 2004), Corporate Vice
                               President (May 1999-April 2001) and Assistant General
                               Counsel (May 1999-December 2000) of UBS Financial
                               Services Inc. (formerly, PaineWebber Incorporated). An
                               officer of 87 portfolios in the OppenheimerFunds
                               complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Kathleen T. Ives,              Vice President (since June 1998) and Senior Counsel
Assistant Secretary since 2001 and Assistant Secretary (since October 2003) of
Age: 40                        OppenheimerFunds, Inc.; Vice President (since 1999)
                               and Assistant Secretary (since October 2003) of the
                               Distributor; Assistant Secretary of the Manager (since
                               October 2003); Vice President and Assistant Secretary
                               of Shareholder Services, Inc. (since 1999); Assistant
                               Secretary of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc. (since December
                               2001); Assistant Counsel of the Manager (August
                               1994-October 2003). An officer of 87 portfolios in the
                               OppenheimerFunds complex.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Phillip S. Gillespie,          Senior Vice President and Deputy General Counsel of
Assistant Secretary since 2004 OppenheimerFunds, Inc. (since September 2004); First
Age:  41                       Vice President (2000-September 2004), Director
                               (2000-September 2004) and Vice President (1998-2000)
                               of Merrill Lynch Investment Management. An officer of
                               87 portfolios in the OppenheimerFunds complex
---------------------------------------------------------------------------------------

o     Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Trust, who are affiliated with the Manager, receive no salary or fee from the Trust. The Independent Trustees and Mr.
   Grabish received the compensation shown below from the Trust for serving as a Trustee and member of a committee (if applicable), with respect to the Trust's fiscal year ended June 30, 2005. The total compensation, including accrued retirement benefits, from the Trust and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the Boards of the Trust and other funds in the OppenheimerFunds complex during the calendar year ended December 31,
   2004.

------------------------------------------------------------------------------
  Trustee    Name    and    Other       Aggregate        Total Compensation
                                                         From Trust and Fund
  Position(s) (as applicable)         Compensation         Complex Paid to
                                      from Trust(1)      Trustee/Director(2)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
 William L. Armstrong                     $783                $178,000
Chairman    of   the   Board   of
Trustees      and      Governance
Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert G. Avis                            $522                $118,500
  Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
George Bowen                              $522                $118,500
 Audit Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Edward L. Cameron                         $598                $136,000
Audit Committee Chairman
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jon S. Fossel                             $598                $136,000
  Review Committee Chairman
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Sam Freedman                              $522                $118,500
  Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Richard F. Grabish(3)                     $518                 $11,938
Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Beverly Hamilton
Review Committee Member and              $524(4)             $152,355(5)
Governance Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert J. Malone
  Governance Committee Chairman          $590(6)              $121,726
and Audit Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
F. William Marshall, Jr.                  $521               $167,500(7)
  Audit Committee Member and
  Governance Committee Member
------------------------------------------------------------------------------

1.    "Aggregate  Compensation  From the  Trust"  includes  fees and  deferred compensation, if any.
2.    In accordance with SEC  regulations,  for purposes of this section only,
   "Fund Complex" includes the Oppenheimer  funds, the MassMutual Select Funds and the MML Series  Investment  Fund, the  investment  adviser for which is the indirect parent company of the Manager.  The Manager also serves as the
   Sub-Advisor  to the  following:  MassMutual  Premier  International  Equity
   Fund,  MassMutual  Premier Main Street Fund,  MassMutual  Premier Strategic
   Income Fund,  MassMutual Premier Capital  Appreciation Fund, and MassMutual
   Premier   Global   Fund.   The  Manager   does  not   consider   MassMutual
   Institutional  Funds,  MassMutual  Select  Funds and MML Series  Investment
   Fund to be part of the  OppenheimerFunds'  "Fund  Complex" as that term may be otherwise interpreted.
3.    Mr. Grabish serves as Trustee for only the following  funds:  Centennial
   California Tax Exempt Trust,  Centennial Government Trust, Centennial Money
   Market  Trust,  Centennial  New York Tax Exempt  Trust and  Centennial  Tax
   Exempt Trust.
4.    Includes $524 deferred by Ms. Hamilton under the "Deferred  Compensation
   Plan" described below.
5.    Includes $36,654 deferred by Ms. Hamilton under a deferred  compensation plan for serving as a Trustee for  MassMutual  Institutional  Funds and MML
   Series Investment Fund (until June 30, 2004).
6.    Includes $590  deferred by Mr.  Malone under the "Deferred  Compensation
   Plan" described below.
7.    Includes  $49,000  compensation  paid to Mr.  Marshall  for serving as a
   Trustee for MassMutual Select Funds and MML Series Investment Fund.

|X|   Deferred Compensation Plan for Trustees.  The Board of Trustees has
adopted a Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustees. The amount paid to the Trustees under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Trust's assets, liabilities or net income per share. The plan will not obligate the Trust to retain the services of any Trustees or to pay any particular level of compensation to any Trustees. Pursuant to an Order issued by the SEC, the Trust may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred compensation account.

      |X|               Major Shareholders.  As of September 30, 2005 the
only person who owned of record or was known by the Trust to own beneficially
5% or more of the Trust's outstanding shares was A.G. Edwards & Sons, Inc.
("Edwards") for the Sole Benefit of its Customers, Attn. Money Fund Dept., 1
North Jefferson Avenue, St. Louis, Missouri 63103-2205, which owned
162,996,294.230 shares of the Trust which was 99.49% of the outstanding shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares. A.G. Edwards, Inc.
is a minority owner of Oppenheimer Acquisition Corporation, the parent company of the Manager, Distributor, and Transfer Agent.

The Manager.  The Manager, Centennial Asset Management Corporation, is
wholly-owned by OppenheimerFunds, Inc., which is a wholly-owned subsidiary of
Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts
Mutual Life Insurance Company a global, diversified insurance and financial services organization.

      The portfolio manager of the Trust is principally responsible for the day-to-day management of the Trust's investment portfolio.  Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities.  They provide the Trust's portfolio manager with research and support in managing the Trust's investments.

|X|   Code of Ethics.  The Manager and the Distributor have a Code of
Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Trust's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Trust and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Trust, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.  The Trust does not have a Code of
Ethics since it is a money market fund.

      |X|               The Investment Advisory Agreement.  The Manager
provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust.  The Manager selects securities for the Trust's portfolio and handles its day-to-day business.  The agreement requires the Manager, at its expense, to provide the
Trust with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the
Trust.  Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

      Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Trust.  The investment advisory agreement lists examples of expenses paid by the Trust.  The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus. The management fees paid by the
Trust to the Manager during its last three fiscal years were:

---------------------------------------------------------------------------------
  Fiscal Year    Management Fee Paid to Centennial Asset Management Corporation
  ending 6/30
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2003                                  $781,783
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2004                                  $748,982
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2005                                  $740,169
---------------------------------------------------------------------------------

      The Manager has undertaken that the total expenses of the Trust, in any fiscal year of the Trust, exclusive of taxes, interest, brokerage commissions
(if any) and non-recurring expenses, including litigation, shall not exceed
0.80% of the average annual net assets of the Trust.  Additionally, effective
July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield.  The payment of the management fee at the end of any month will be reduced so that there will not be any accrued but unpaid liability under those expense limitations.  Any assumption of the Trust's expenses under either arrangement lowers the Trust's overall expense ratio and increases its yield and total return during the time such expenses are assumed.  The Manager reserves the right to vary the amount of expenses assumed or eliminate the assumption of expenses altogether. For the fiscal years ended June 30, 2003, 2004 and 2005, the management fees payable by the
Trust would have been $777,878, $747,307 and $740,169 with the Manager's voluntary expense assumption.  Those amounts reflect the effect of the expense assumptions of $3,905, $1,675 and $0 for the fiscal years ended June
30, 2003, 2004 and 2005, respectively.

    The investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss  resulting from a good faith  error or  omission  on its part with  respect to any of its duties under the agreement.

Portfolio Manager.  The Trust's portfolio is managed by John C. Bonnell
(referred to as "Portfolio Manager"). He is the person who is responsible for the day-to-day management of the Trust's investments.

        Other Accounts Managed.  In addition to managing the Trust's investment portfolio, Mr. Bonnell also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by Mr. Bonnell as of June 30, 2005. No account has a performance-based advisory fee:

                                  Registered     Other Pooled
                                  Investment      Investment      Other
                                  Companies        Vehicles      Accounts
      ----------------------------------------------------------------------
      ----------------------------------------------------------------------
                                      3              None           1
      Accounts Managed
      ----------------------------------------------------------------------
      ----------------------------------------------------------------------
                                  $1,759.5*           $0          $.9191
      Total Assets Managed
      -------------------------
      *In millions.

     As indicated above, the Portfolio Manager also manages other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Trust.  That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Trust's investment objectives and strategies.  For example, the Portfolio Manager may need to allocate investment opportunities between the Trust and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Trust.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Trust, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and
Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Trust, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.  At different times, the Trust's
Portfolio Manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the Trust, or may manage funds or accounts with investment objectives and strategies that are different from those of the Trust.

      Compensation of the Portfolio Manager.  The Trust's Portfolio Manager
is employed and compensated by the Manager, not the Trust. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers and analysts interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of
June 30, 2005 the Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark with respect to the
Trust is Lipper - California Money Market Funds. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Trust's portfolio assets, although the Trust's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Trust and other funds and accounts managed by the
Portfolio Manager. The compensation structure of the other funds and accounts managed by the Portfolio Manager is the same as the compensation structure of the Trust, described above.

              Ownership of the Trust's Shares.  As of June 30, 2005 the
      Portfolio Manager did not beneficially own any shares of the Trust.

      |X|               The Distributor.  Under its General Distributor's
agreement with the Trust, Centennial Asset Management Corporation acts as the
Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares.  The Distributor is not obligated to sell a specific number of shares.  The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
For other distribution expenses paid by the Trust, see the section entitled
"Service Plan" below. The Trust's Sub-Distributor is OppenheimerFunds
Distributor, Inc.

Portfolio Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of
Trustees.  Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the
Manager determines that a better price or execution may be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Trust seeks to obtain prompt execution of orders at the most favorable net price.  If broker/dealers are used for portfolio transactions, transactions may be directed to broker/dealers for their execution and research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts.  Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.  It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase.

      Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Trust and/or the other investment companies managed by the Manager or distributed by the Distributor may also be considered as a factor in the direction of transactions to dealers.  That must be done in conformity with the price, execution and other considerations and practices discussed above.  Those other investment companies may also give similar consideration relating to the sale of the Trust's shares.  No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

      The Trust may experience high portfolio turnover that may increase the
Trust's transaction costs.  However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Service Plan

The Trust has adopted a Service Plan for the shares.  The plan has been approved by a vote of the Board of Trustees, including a majority of the
Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plan, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Trust, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Trust's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Trust's inclusion on a financial intermediary's preferred list of funds offered to its clients.

    Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Trust's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  The plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Trust.

      The Board of Trustees and the Independent Trustees must approve all material amendments to the plan.  An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders.  The approval must be by a "majority" (as defined in the
Investment Company Act) of the shares.

      While the plan is in effect, the Treasurer of the Trust shall provide separate written reports on the plan to the Board of Trustees at least quarterly for its review.  The reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent
Trustees.

      The plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent
Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plan.

      |X|   Service Plan Fees.  Under the service plan, the Distributor currently uses the fees it receives from the Trust to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares.  The services include, among others, answering customer inquiries about the Trust, assisting in establishing and maintaining accounts in the Trust, making the Trust's investment plans available and providing other services at the request of the Trust or the Distributor. The service plan permits reimbursements to the Distributor at a rate of up to
0.20% of average annual net assets of the shares.  The Distributor makes payments to plan recipients quarterly or monthly depending on asset size at an annual rate not to exceed 0.20% of the average annual net assets consisting of shares held in the accounts of the recipients or their customers.

      For the fiscal year ended June 30, 2005 payments under the plan totaled
$294,868. The Distributor retained $0 and the remaining balance was paid out by the Distributor to recipients, which included $17 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to the shares in any fiscal quarter cannot be recovered in subsequent quarters.  The Distributor may not use payments received under the plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

    For the fiscal year ended June 30, 2005, the Manager paid, in the aggregate, $445,640 in fees out of its own resources for distribution assistance to A.G. Edwards & Sons, Inc. Those distribution assistance payments were paid based on annual rates applied to the average net asset value during the calendar quarter of qualified assets of the Centennial funds.

Payments to Trust Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Trust in the form of 12b-1 plan payments as described in the preceding section of this SAI. Additionally, the Manager and/or the
Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the
Trust and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Trust, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Trust and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Trust, or by an investor buying or selling shares of the Trust may include:

o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Trust's service plan adopted under
         Rule 12b-1 under the Investment Company Act, which are paid from the
         Trust's assets (see "About the Trust -- Distribution and Service
         Plan" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
         administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Trust as reimbursement to the Manager or Distributor for expenses they incur on behalf of the Trust.
o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Trust. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Trust listed above.
o     These types of payments may reflect compensation for marketing support, support provided in offering the Trust or other Oppenheimer funds through certain trading platforms and programs, transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
         self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Trust or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Trust or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Trust. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Trust's prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Trust, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Trust shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Trust or other Oppenheimer funds, a financial intermediary's sales of shares of the Trust or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Trust or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
          Trust or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2004, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

  ===============================================================================
  ADVEST INC.                             AEGON
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  A.G. Edwards & Sons, Inc                AIG Network
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Allianz Life Insurance Company          Allstate Life Insurance Company
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Ameritas Life Insurance Corporation     American Centurian Life Insurance
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  American Enterprise Life Insurance      American Express Financial Advisors
                                          Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  American Portfolios                     Annuity Investors Life
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  AXA Advisors                            Banc One Securities Corporation
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Bank of New York                        Cadaret Grant & Co. Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Charter One Securities Inc.             Chase Investment Services
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Citigroup Financial Network             CitiStreet
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Citizens Bank of Rhode Island           CJM Planning Corp.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Columbus Life Insurance Company         Commonwealth Financial Network
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  CUNA Brokerage Services Inc.            CUSO Financial Services, L.P.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Federal Kemper                          First Allied Securities Inc
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  First Global Capital                    GE Financial Assurance
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  GlenBrook Life and Annuity Co.          Great West Life & Annuity Co., Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  HD Vest                                 Hewitt Associates
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  HSBC Brokerage (USA) Inc.               ING Network
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Jefferson Pilot Securities Corporation  John Hancock Variable Life Insurance
                                          Company
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Kemper Life Assurance Company           Legend Equities Corporation
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Legg Mason Wood Walker, Incorporated    Lincoln National Life Insurance
                                          Company
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Lincoln Financial Advisors Corporation  Lincoln Investment Planning
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Linsco/Private Ledger Corp.             MassMutual Financial Group and
                                          affiliates
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  McDonald Investments, Inc.              Merrill Lynch & Co., Inc. and
                                          affiliates
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Metlife and affiliates                  Minnesota Life Insurance Company
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Morgan Stanley DW Inc.                  NPH Network
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Nationwide and affiliates               New York Life Securities, LLC
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  PacLife Network                         Park Avenue Securities LLC
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Planmember Securities Corporation       Prime Capital Services, Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Princor Financial Services Corporation  Protective Life Insurance Co.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Provident Mutual Insurance Company      Prudential Investment Management
                                          Services LLC
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Raymond James Financial Services, Inc.  Raymond James & Associates, Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  RBC Dain Rauscher Inc.                  Securities America, Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Security Benefit Life Insurance Company Signator Investments
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Sun Life Insurance Company              Suntrust Investment Services, Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Tower Square Securities, Inc            Travelers Life & Annuity Co., Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  UBS Financial Services Inc.             Union Central Life Insurance Company
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Wachovia Securities LLC                 Wells Fargo Investments, LLC
  ===============================================================================

      For the year ended December 31, 2004, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

  ===============================================================================
  ABN AMRO                                ADP
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  A.G. Edwards & Sons, Inc                AIG Network
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Alliance Benefit Group                  AMVESCAP Retirement Plans
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  American Stock & Transfer               Baden Retirement
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  BCG                                     Benefit Administration Co., LLC
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Benefit Administration, Inc.            Benefit Plans Administrative Services
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Benetech, Inc.                          BISYS Retirement Services
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Boston Financial Data Services          Ceridian
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Circle Trust Company                    Citigroup
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  CitiStreet                              CPI
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Daily Access.Com, Inc.                  Digital Retirement Solutions
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Dyatech                                 ERISA Administrative Services, Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  ExpertPlan.com                          FAScore
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  FBD Consulting                          Federated Investors
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Fidelity Institutional                  First National Bank of Omaha
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  First Trust Corp.                       Franklin Templeton
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Geller Group                            Gold K
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Great West Financial Services           Hartford Life Insurance Co.
  Equities, Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  ICMA - RC Services                      In West Pension Mgmt
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Independent Plan Coordinators           Ingham Group
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Interactive Retirement Systems, Ltd.    Invesmart, Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Kaufman & Goble                         Leggette & Co., Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Manulife                                MassMutual Financial Group and
                                          affiliates
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Matrix Settlement & Clearance Services  Mellon HR Solutions
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Merrill Lynch & Co., Inc.               Metavante
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Metlife Securities Inc.                 MFS Investment Management
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Mid Atlantic Capital Corp.              Milliman USA
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Morgan Stanley DW Inc.                  National City Bank
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  National Financial Services Corp.       National Investors Services Corp.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Nationwide Investment Service Corp.     New York Life Investment Management,
                                          Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Northwest Plan Services                 Pension Administration and Consulting
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  PFPC, Inc.                              PSMI Group
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Putnam Fiduciary Trust Company          Quads Trust Company
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  RSM McGladrey                           SAFECO
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Charles Schwab & Co., Inc.              Security Trust Company
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Sentinel / National Life                Standard Insurance Co
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  Stanley, Hunt, Dupree & Rhine           State Street Bank & Trust Company
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  Suntrust Investment Services, Inc.      Swerdlin & Co.
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  T. Rowe Price Brokerage Services, L.P.  Taylor, Perky & Parker, LLC
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  The 401k Company                        The Investment Center, Inc.
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  Trusource                               Union Bank and Trust Co.
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  USI Consulting Group                    Vanguard Group
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  Web401K.com                             Wilmington Trust Company
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Performance of the Trust

Explanation of Performance Terminology.  The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield," "tax-equivalent yield" and "average annual total return."
An explanation of how yields and total returns are calculated is set forth below.  The charts below show the Trust's performance as of the Trust's most recent fiscal year end.  You can obtain current performance information by calling the Trust's Transfer Agent at 1.800.525.9310.

      The Trust's illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules describe the types of performance data that may be used and how it is to be calculated.  If the
Trust shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Trust's performance information as a basis for comparisons with other investments:

o     Yields and total returns measure the performance of a hypothetical account in the Trust over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o     An investment in the Trust is not insured by the FDIC or any other government agency.
o     The Trust's yield is not fixed or guaranteed and will fluctuate.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

|X|     Yields.  The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period.  The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared.  Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent.  The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      The Trust's "tax equivalent yield" adjusts the Trust's current yield, as calculated above, by a stated federal tax rate.  The tax equivalent yield is computed by dividing the tax-exempt portion of the Trust's current yield by one minus a stated income tax rate and adding the result to the portion
(if any) of the Trust's current yield that is not tax-exempt.  The tax equivalent yield may be compounded as described above to provide a compounded effective tax equivalent yield.

      The tax-equivalent yield may be used to compare the tax effects of income derived from the Trust with income from taxable investments at the tax rates stated. Your tax bracket is determined by your federal and state taxable income (the net amount subject to federal and state income tax after deductions and exemptions).  The tax-equivalent yield table assumes that the investor is taxed at the highest bracket, regardless of whether a switch to non-taxable investments would cause a lower bracket to apply.  For taxpayers with income above certain levels, otherwise allowable itemized deductions are limited.

|X|   Total Return Information.  There are different types of "total returns"
to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Trust uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

o     Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

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ERV    l/n - 1 = Average Annual Total
               Return
  P

o     Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

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                           Tax-Equivalent Yield
           Compounded   (41.05% Combined State and     Average Annual Total
  Yield     Effective     Federal Tax Brackets)              Returns
(7 days       Yield                                        (at 6/30/05)
ended        (7 days
 6/30/05)     ended
            6/30/05)
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                            Yield       Compounded
                           (7 days      Effective
                            ended         Yield      1-Year  5 Years 10 Years
                          6/30/05)       (7 days
                                          ended
                                         6/30/05)
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  1.70%       1.72%         2.88%         2.92%      1.13%    1.09%    2.10%
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      |X|               Other Performance Comparisons.  Yield information may
be useful to investors in reviewing the Trust's performance.  The Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by
Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S.
government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Trust and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or
            regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Trust.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that the New York Stock Exchange ("the
NYSE") is open, at 12:00 Noon and at 4:00 P.M, on each day that the NYSE is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this Statement of Additional
Information mean "Eastern time."  The NYSE's most recent annual announcement regarding holidays and days when the market may close early is available on the NYSE's website at www.nyse.com.

      The Trust's Board of Trustees has adopted the amortized cost method to value the Trust's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.
This method does not take into consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Trust would receive if it sold the security.

      The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share.  Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to the Bank for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.  This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust.  Checks may not be presented for payment at the offices of the Bank or the Trust's Custodian.  This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time. The Trust will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the checkwriting privilege, by signing the account application or by completing a checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Trust, its Transfer Agent and any bank through which the
         Trust's drafts (checks) are payable to pay all checks drawn on the
         Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
      (4)               specifically acknowledges that if they choose to
         permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the checkwriting card or the application, as applicable;
(5)   understands that the checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6)   acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemptions proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business.  No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire

How to Exchange Shares
As stated in the Prospectus, direct shareholders can exchange shares of the
Trust for Class A shares of any of the following eligible funds:

Oppenheimer AMT-Free Municipals            Oppenheimer   Limited   Term   California
                                           Municipal Fund
Oppenheimer AMT-Free New York Municipals   Oppenheimer Limited Term Government Fund
Oppenheimer Balanced Fund                  Oppenheimer Limited Term Municipal Fund
Oppenheimer California Municipal Fund      Oppenheimer Main Street Fund
Oppenheimer Capital Appreciation Fund      Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Income Fund            Oppenheimer Main Street Small Cap Fund
Oppenheimer Champion Income Fund           Oppenheimer MidCap Fund
Oppenheimer Convertible Securities Fund    Oppenheimer New Jersey Municipal Fund
Oppenheimer Core Bond Fund                 Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Developing Markets Fund        Oppenheimer Portfolio Series
Oppenheimer Disciplined Allocation Fund    Oppenheimer Quest Balanced Fund
                                           Oppenheimer  Quest  Capital  Value  Fund,
Oppenheimer Discovery Fund                 Inc.
                                           Oppenheimer  Quest   International  Value
Oppenheimer Dividend Growth Fund           Fund, Inc.
Oppenheimer Emerging Growth Fund           Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund     Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund                Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Real Estate Fund
Oppenheimer Global Fund                    Oppenheimer Rochester National Municipals
Oppenheimer Global Opportunities Fund      Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund   Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                    Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer High Yield Fund                Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund        Oppenheimer Total Return Bond Fund
Oppenheimer International Diversified Fund Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund      Oppenheimer Value Fund
Oppenheimer  International  Small  Company
Fund                                       Limited Term New York Municipal Fund
Oppenheimer  International  Large Cap Core
Fund                                       Rochester Fund Municipals
Oppenheimer International Value Fund

And the following money market funds:

Oppenheimer Cash Reserves                  Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.        Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust     Centennial Tax Exempt Trust
Centennial Government Trust

      Shares of the Trust purchased without a sales charge may be exchanged for shares of an eligible fund offered with a sales charge upon payment of the sales charge.  Shares of the Trust acquired by reinvestment of dividends or distributions from the Trust or any of the other eligible funds (other than Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the eligible funds.

|X|   Limits on Multiple Exchange Orders.  The Trust reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

|X|   Telephone Exchange Requests.  When exchanging shares by telephone, a direct shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|   Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Trust reserves the right, in its discretion, to refuse any exchange request that may disadvantage it.  For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the
Trust, the Trust may refuse the request.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different eligible funds available for exchange have different investment objectives, policies and risks.  A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Trust, the Distributor, the
Sub-Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

      The Trust may amend, suspend or terminate the exchange privilege at any time.  Although the Trust may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.  That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Trust's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Trust and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, possible with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Trust are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Trust.

|X|   Qualification as a Regulated  Investment Company.  The Trust has elected to be  taxed as a  regulated  investment  company  under  Subchapter  M of the
Internal  Revenue  Code  of  1986,  as  amended.  As  a  regulated  investment company,  the Trust is not subject to federal income tax on the portion of its net  investment  income  (that  is,  taxable  interest,  dividends,  and other taxable  ordinary  income,  net of expenses) and capital gain net income (that is, the excess of net  long-term  capital  gains over net  short-term  capital losses) that it distributes to shareholders.

      If the Trust qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Trust to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Trust qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue
Code contains a number of complex tests to determine whether the Trust qualifies. The Trust might not meet those tests in a particular year. If it does not qualify, the Trust will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Trust's dividends would be taxable to shareholders.

      To qualify as a regulated investment company, the Trust must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Trust must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Trust made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Trust must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Trust must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Trust's taxable year, at least 50% of the value of the Trust's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Trust must not have invested more than 5% of the value of the Trust's total assets in securities of each such issuer and the Trust must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Trust controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Trust must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Trust must pay an excise tax on the amounts not distributed. It is presently anticipated that the Trust will meet those requirements. To meet this requirement, in certain circumstances the Trust might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Trust not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Trust Distributions. The Trust intends to qualify under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Trust's total assets consists of obligations as defined in Section 103(a) of the
Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Trust on municipal securities will be excludable from gross income of shareholders for federal income tax purposes. To the extent the Trust fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Trust's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Trust's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Trust's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Trust may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Trust.

      A shareholder receiving a dividend from income earned by the Trust from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)   certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

      The Trust's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      In any year in which  the  Trust  qualifies  as a  regulated  investment company under the Internal  Revenue  Code,  the Trust will also be exempt from
California  corporate  income and franchise  taxes.  It will also be qualified under  California  law to pay exempt  interest  dividends  that will be exempt from  California  personal  income tax. That  exemption  applies to the extent that the Trust's  distributions  are  attributable  to interest on  California
municipal   securities  and  qualifying   obligations  of  the  United  States
government,  if at  least  50% of the  Trust's  assets  are  invested  in such obligations at the close of each quarter in its tax year.  Distributions  from the Trust attributable to income from sources other than California  municipal securities  and U.S.  government  obligations  will  generally  be  subject to
California income tax as ordinary income.

      Distributions by the Trust from investment income and long- and short-term capital gains will generally not be excludable from taxable income in determining California corporate franchise tax or income tax for corporate shareholders of the Trust.  Additionally, certain distributions paid to corporate shareholders of the Trust may be includable in income subject to the California alternative minimum tax.

      The Trust may either retain or distribute to shareholders its net capital gain for each taxable year.  The Trust currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Trust before the shareholder acquired his or her shares.

      If the Trust elects to retain its net capital gain, the Trust will be subject to tax on it at the 35% corporate tax rate.  If the Trust elects to retain its net capital gain, the Trust will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Trust on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Distributions by the Trust will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Trust (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Trust will be required in certain cases to withhold 28% of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Trust that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Trust is remitted by the Trust to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Trust within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Trust will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign  Shareholders.  Under U.S.  tax law,  taxation of a  shareholder who is a foreign person  (including,  but not limited to, a nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Trust is  effectively  connected  with the conduct of a U.S. trade or
business.   Typically,   ordinary   income   dividends   paid  (not  including
exempt-interest  dividends  paid by the  Trust)  from a  mutual  fund  are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Trust (and are deemed not "effectively connected income") to foreign persons will be subject to a
U.S. tax withheld by the Trust at a rate of 30%, provided the Trust obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Trust. Any tax withheld by the Trust is remitted by the Trust to the U.S.
Treasury and is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Trust are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Trust obtains a properly completed and signed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Trust will be required to withhold U.S. tax at a rate of
28% on ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld (in this situation) by the Trust is remitted by the Trust to the
U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Trust, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Trust.  Direct shareholders of the Trust may elect to reinvest all dividends and/or capital gains distributions in Class A shares of any eligible fund listed above. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with the
Sub-Distributor.  The Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder Services, Inc., the Trust's Transfer Agent,
is responsible for maintaining the Trust's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Trust.  It also handles shareholder servicing and administrative functions.  It serves as the Transfer Agent for an annual per account fee.

The Custodian.  Citibank, N.A. is the custodian of the Trust's assets.  The custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities and handling the delivery of such securities to and from the Trust.  It is the practice of the Trust to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Trust's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the Independent Registered Public Accounting Firm for the Trust. Deloitte
& Touche LLP audits the Trust's financial statements and performs other related audit services. Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the
Manager and its affiliates. Audit and non-audit services provided by Deloitte
& Touche LLP to the Trust must be pre-approved by the Audit Committee.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL CALIFORNIA TAX EXEMPT TRUST: We have audited the accompanying statement of assets and liabilities of Centennial California Tax Exempt Trust, including the statement of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial California Tax Exempt Trust as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

August 15, 2005

STATEMENT OF INVESTMENTS JUNE 30, 2005

                                                                                    PRINCIPAL           VALUE
                                                                                       AMOUNT      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------

SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.6%
-------------------------------------------------------------------------------------------------------------
CALIFORNIA--97.5%
Alameda/Contra Costa, CA Schools FAU COP, Capital Improvements
Financing Project, Series A, 2.38% 1                                              $   495,000   $     495,000
-------------------------------------------------------------------------------------------------------------
Alameda/Contra Costa, CA Schools FAU COP, Capital Improvements
Financing Project, Series D, 2.38% 1                                                2,000,000       2,000,000
-------------------------------------------------------------------------------------------------------------
Alameda/Contra Costa, CA Schools FAU COP, Capital Improvements
Financing Project, Series G, 2.45% 1                                                  545,000         545,000
-------------------------------------------------------------------------------------------------------------
CA Department of Water Resources Power Supply RB, Series C-7, 2.22% 1               5,300,000       5,300,000
-------------------------------------------------------------------------------------------------------------
CA Department of Water Resources Power Supply RB, Series C5, 2.35% 1                2,500,000       2,500,000
-------------------------------------------------------------------------------------------------------------
CA Department of Water Resources Power Supply RRB, Central Valley
Project, MERLOTS Series 2003 B32, 2.31% 1,2                                         1,990,000       1,990,000
-------------------------------------------------------------------------------------------------------------
CA Economic Recovery Revenue Bonds, Series C-10, 2.35% 1                            3,900,000       3,900,000
-------------------------------------------------------------------------------------------------------------
CA EDFAU IDV RB, Applied Aerospace Structure Corp., Series 1998, 2.36% 1            1,200,000       1,200,000
-------------------------------------------------------------------------------------------------------------
CA Golden State Tobacco Securitization Corp. Reset Option
Certificates II-R Trust RB, Series 364, 2.35% 1,2                                   2,500,000       2,500,000
-------------------------------------------------------------------------------------------------------------
CA HFFAU RB, Kaiser Permanente, Series A, MSTFC Series 1998 26, 2.28% 1,2           3,000,000       3,000,000
-------------------------------------------------------------------------------------------------------------
CA Infrastructure & ED Bank RB, Salvation Army Western Territory,
Series 2001, 2.10%, 8/9/05                                                          5,000,000       5,000,000
-------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Amador Valley Industry Project, Series 2005A, 2.36% 1              3,450,000       3,450,000
-------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB, Vanderham/J&D Wilson Dairy Project, Series 2004, 2.38% 1           2,500,000       2,500,000
-------------------------------------------------------------------------------------------------------------
CA Puttable Floating Option Tax Exempt Receipts, Series PZP-002, 2.43% 1            2,490,000       2,490,000
-------------------------------------------------------------------------------------------------------------
CA Puttable Floating Option Tax Exempt Receipts, Series PZP-005, 2.38% 1,2          2,000,000       2,000,000
-------------------------------------------------------------------------------------------------------------
CA REF GOUN, Kindergarten University, Series 2004B-6, 2.28% 1                      11,000,000      11,000,000
-------------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Crossings at Madera, Series NN, 2.68%, 7/21/05 3                    4,750,000       4,750,000
-------------------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Fountains Seacliff Apts. Project, Series 2002Y, 2.24% 1             6,000,000       6,000,000
-------------------------------------------------------------------------------------------------------------
CA SCDAU RB, Trust Receipts, Series F15 D, 2.43% 1                                  6,000,000       6,000,000
-------------------------------------------------------------------------------------------------------------
CA Statewide FAU TS RB, Puttable Floating Option Tax Exempt Receipts,
Series PA-1287, 2.37% 1,2                                                           2,500,000       2,500,000
-------------------------------------------------------------------------------------------------------------
Clovis, CA USD GOB, Puttable Floating Option Tax Exempt Receipts,
Series PZ-42, 2.40% 1                                                               1,330,000       1,330,000
-------------------------------------------------------------------------------------------------------------
El Rancho, CA USD GOUN, Puttable Tax Exempt Receipts, Series 807, 2.31% 1,2         6,225,000       6,225,000
-------------------------------------------------------------------------------------------------------------
Fontana, CA PFAU TXAL RB, Putters Series 707, 2.31% 1,2                             2,000,000       2,000,000
-------------------------------------------------------------------------------------------------------------
Lancaster, CA RA MH RB, Floating Rate Trust Receipts, Series F12J,
Sunset Project, 2.43% 1                                                             5,000,000       5,000,000
-------------------------------------------------------------------------------------------------------------
Livermore, CA COP, Capital Projects, 2.35% 1                                        4,000,000       4,000,000
-------------------------------------------------------------------------------------------------------------
Long Beach, CA FAU Lease RB, Long Beach Museum of Art,
Series 1999, 2.28% 1                                                                2,060,000       2,060,000
-------------------------------------------------------------------------------------------------------------
Los Angeles, CA Community RA RB, Skyline at Southpark Apts.,
Series 1985, 2.18% 1                                                                5,500,000       5,500,000
-------------------------------------------------------------------------------------------------------------
Los Angeles, CA Convention & Exhibition Center Authority Lease RB,
Series D, 2.25% 1                                                                   1,555,000       1,555,000

7 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS CONTINUED

                                                                                    PRINCIPAL           VALUE
                                                                                       AMOUNT      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------

CALIFORNIA Continued
Los Angeles, CA USD GOB, AAMC Series 1999-7, 2.31% 1,2                            $ 6,000,000   $   6,000,000
-------------------------------------------------------------------------------------------------------------
Los Angeles, CA Wastewater System GOB, AAMC Series 1998-25, 2.31% 1,2               2,000,000       2,000,000
-------------------------------------------------------------------------------------------------------------
Los Angeles, CA Wastewater System RRB, Series B, 2.15%, 12/1/05 3                   5,000,000       5,000,000
-------------------------------------------------------------------------------------------------------------
Mt. Diablo, CA USD GOB, AAMC Series 2004-36, 2.31% 1,2                              4,590,000       4,590,000
-------------------------------------------------------------------------------------------------------------
San Bernardino Cnty., CA MH HAU RRB, Montclair Heritage-A, 2.54% 1                  4,620,000       4,620,000
-------------------------------------------------------------------------------------------------------------
San Diego Cnty., CA Water Authority REF COP, Puttable Floating
Option Tax Exempt Receipts, Series PT-2375, 2.30% 1,2                               5,395,000       5,395,000
-------------------------------------------------------------------------------------------------------------
San Diego, CA Sewer RB, SGMSTR Series SG 14, 2.30% 1,2                              3,955,000       3,955,000
-------------------------------------------------------------------------------------------------------------
San Diego, CA Water Utility Fund Net System GOB,
AAMC Series 1998-10, 2.30% 1,2                                                      2,300,000       2,300,000
-------------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. PUC Clean Water RRB,
MERLOTS Series 2003 B20, 2.31% 1,2                                                  6,985,000       6,985,000
-------------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA El Camino Hospital FAU RB, 2.50% 1                            5,700,000       5,700,000
-------------------------------------------------------------------------------------------------------------
Santa Clara Cnty., CA FAU Lease RB, Housing Authority Office Project,
Series 2004A, 2.24% 1                                                               3,550,000       3,550,000
-------------------------------------------------------------------------------------------------------------
Santa Rosa, CA Wastewater RB, Puttable Floating Option Tax Exempt
Receipts, Series PZ-43, 2.38% 1                                                       885,000         885,000
-------------------------------------------------------------------------------------------------------------
Stockton, CA CFD No. 99-02 SPTX Bonds, Arch Road East, 2.28% 1                      2,605,000       2,605,000
-------------------------------------------------------------------------------------------------------------
University of California Board of Regents RB, ETET Series 720050006,
Cl. A, 2.31% 1,2                                                                    2,445,000       2,445,000
-------------------------------------------------------------------------------------------------------------
Vallejo, CA COP, Capital Improvements Project, Series 2002, 2.41% 1                 2,400,000       2,400,000
-------------------------------------------------------------------------------------------------------------
Vallejo, CA COP, Golf Course Facilities Financing Project, Series 2001, 2.41% 1     6,500,000       6,500,000
                                                                                                -------------
                                                                                                  161,720,000

-------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--2.1%
PR CMWLTH GOUN, Floating Rate Trust Receipts, Series 2005-F2, 2.68% 1,2             3,000,000       3,000,000
-------------------------------------------------------------------------------------------------------------
PR CMWLTH Public Improvement GOUN, Puttable Tax Exempt
Receipts, Series 491, 2.32% 1,2                                                       400,000         400,000
                                                                                                -------------
                                                                                                    3,400,000

-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $165,120,000)                                          99.6%    165,120,000
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                           0.4         742,113
                                                                                  ---------------------------
NET ASSETS                                                                              100.0%  $ 165,862,113
                                                                                  ===========================

8 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

AAMC ABN AMRO Munitops Certificates

CFD Community Facilities District

CMWLTH Commonwealth

COP Certificates of Participation

ED Economic Development

EDFAU Economic Development Finance Authority

ETET Eagle Tax-Exempt Trust

FAU Finance Authority

GOB General Obligation Bonds

GOUN General Obligation Unlimited Nts.

HAU Housing Authority

HFFAU Health Facilities Finance Authority

IDV Industrial Development

MERLOTS Municipal Exempt Receipts Liquidity Option Tender

MH Multifamily Housing

MSTFC Morgan Stanley & Co., Inc. Trust Floater Certificates

PCFAU Pollution Control Finance Authority

PFAU Public Finance Authority

PUC Public Utilities Commission

RA Redevelopment Agency/Authority

RB Revenue Bonds

REF Refunding

RRB Revenue Refunding Bonds

SCDAU Statewide Communities Development Authority

SGMSTR Societe Generale, NY Branch MunicipaL Security Trust Receipts

SPTX Special Tax

SWD Solid Waste Disposal

TS Tobacco Settlement

TXAL Tax Allocation

USD Unified School District

1.     Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2005. This instrument has a demand feature which allows, on up to 30 days’ notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2.     Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $57,285,000 or 34.54% of the Trust’s net assets as of June 30, 2005.

3.     Put obligation redeemable at full principal value on the date reported.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

9 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2005

ASSETS

Investments, at value (cost $165,120,000) — see accompanying statement of investments $ 165,120,000 — — — — — — — — — — — — — — — — — — — — Cash 151,244 — — — — — — — — — — — — — — — — — — — — Receivables and other assets:

Interest 759,494 Shares of beneficial interest sold 13,899 Other 8,183

_________________

Total assets 166,052,820

LIABILITIES

Payables and other liabilities:

Dividends 77,676 Service plan fees 72,947 Legal, auditing and other professional fees 11,077 Shareholder communications 7,553 Trustees' compensation 4,522 Transfer and shareholder servicing agent fees 3,575 Other 13,357

_________________

Total liabilities 190,707

NET ASSETS $ 165,862,113

_________________

COMPOSITION OF NET ASSETS

Paid-in capital $ 165,870,367

Accumulated net realized loss on investments (8,254)

_________________

NET ASSETS — applicable to 165,851,644 shares of beneficial interest outstanding $ 165,862,113 ==============

NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE $ 1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

10 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENT OF OPERATIONS FOR THE YEAR ENDED JUNE 30, 2005

INVESTMENT INCOME

Interest $ 2,787,684

EXPENSES

Management fees 740,169

Service plan fees 294,868

Transfer and shareholder servicing agent fees 43,265

Shareholder communications 12,099

Trustees' compensation 5,352

Custodian fees and expenses 5,129

Other 38,686

_________________

Total expenses 1,139,568 Less reduction to custodian expenses (3,333)

_________________

Net expenses 1,136,235

NET INVESTMENT INCOME 1,651,449

NET REALIZED GAIN ON INVESTMENTS 4,790

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $ 1,656,239

_________________

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

11 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JUNE 30,                                             2005            2004
-------------------------------------------------------------------------------------

OPERATIONS
-------------------------------------------------------------------------------------
Net investment income                                  $   1,651,449   $     309,706
-------------------------------------------------------------------------------------
Net realized gain (loss)                                       4,790         (13,044)
                                                       ------------------------------
Net increase in net assets resulting from operations       1,656,239         296,662

-------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------
Dividends from net investment income                      (1,651,449)       (309,706)

-------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions                          25,965,482     (12,950,996)

-------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------
Total increase (decrease)                                 25,970,272     (12,964,040)
-------------------------------------------------------------------------------------
Beginning of period                                      139,891,841     152,855,881
                                                       ------------------------------
End of period                                          $ 165,862,113   $ 139,891,841
                                                       ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS

YEAR ENDED JUNE 30,                            2005         2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    1.00    $    1.00     $    1.00     $    1.00     $    1.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain         .01 1         -- 2         .01           .01           .03
-----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income           (.01)          -- 2        (.01)         (.01)         (.03)
Distributions from net realized gain             --           --            --            -- 2          --
                                          -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                (.01)          -- 2        (.01)         (.01)         (.03)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $    1.00    $    1.00     $    1.00     $    1.00     $    1.00
                                          =================================================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                 1.13%        0.21%         0.52%         0.89%         2.74%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)  $ 165,862    $ 139,892     $ 152,856     $ 154,653     $ 157,316
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $ 148,312    $ 149,559     $ 156,348     $ 164,278     $ 166,654
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                          1.11%        0.21%         0.52%         0.89%         2.72%
Total expenses                                 0.77%        0.78%         0.76%         0.77%         0.84%
Expenses after payments and waivers and
reduction to custodian expenses                 N/A 5        N/A 5,6       N/A 5,6       N/A 5,6      0.81%

1.     Per share amounts calculated based on the average shares outstanding during the period.

2.     Less than $0.005 per share.

3.     Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.

4.     Annualized for periods of less than one full year.

5.     Reduction to custodian expenses less than 0.01%.

6.     Voluntary reimbursement of expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

13 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS

1.     SIGNIFICANT ACCOUNTING POLICIES

Centennial California Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust’s investment objective is to seek the maximum current interest income exempt from federal and California personal income taxes for individual investors as is consistent with the preservation of capital. The Trust’s investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

        The following is a summary of significant accounting policies consistently followed by the Trust.

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAINS CARRYFORWARD 1,2

$ 97,512 $ -- $ 8,254

1.     As of June 30, 2005, the Trust had $8,254 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of June 30, 2005 details of the capital loss carryfor-ward was as follows:

      EXPIRING

_________________

2012 $8,254

2.     During the fiscal year June 30, 2005, the Trust utilized $4,790 of capital loss carryforward to offset capital gains realized in that fiscal year. During the fiscal year June 30, 2004, the Trust did not utilize any capital loss carryforwards.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their

14 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

The tax character of distributions paid during the years ended June 30, 2005 and June 30, 2004 were as follows:

YEAR ENDED YEAR ENDED JUNE 30, 2005 JUNE 30, 2004

      Distributions paid from:

Exempt-interest dividends $ 1,651,449 $ 309,706

TRUSTEES’ COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

15 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS Continued

1.     SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER.     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.     SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                               YEAR ENDED JUNE 30, 2005        YEAR ENDED JUNE 30, 2004
                                 SHARES          AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------

Sold                        435,633,846   $ 435,633,846     416,638,639  $  416,638,639
Dividends and/or
distributions reinvested      1,571,006       1,571,006         300,412         300,412
Redeemed                   (411,239,370)   (411,239,370)   (429,890,047)   (429,890,047)
                           ------------------------------------------------------------
Net increase (decrease)      25,965,482   $  25,965,482     (12,950,996) $  (12,950,996)
                           ============================================================

    3.        FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the net assets, 0.475% of the next $250 million of net assets, 0.45% of the next $250 million of net assets, 0.425% of the next $250 million of net assets and 0.40% of the net assets in excess of $1 billion.

ADMINISTRATION SERVICES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2005, the Trust paid $43,302 to SSI for services to the Trust.

SERVICE PLAN (12b-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

16 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust’s average annual net assets. Effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

        SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

17 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

                                    A-4
                                  Appendix A

                      Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term
Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Trust.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c)
conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

      Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG."  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill  Companies,
Inc. ("Standard and Poor's")

The following ratings by Standard and Poor's for commercial paper (defined by
Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:
A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")
------------------------------------------------------------------------------

R-1: Short term debt rated "R-1 (high)" is of the highest credit quality,  and indicates  an entity which  possesses  unquestioned  ability to repay  current liabilities  as they  fall  due.  Entities  rated  in this  category  normally
maintain   strong   liquidity   positions,   conservative   debt   levels  and
profitability  which is both stable and above average.  Companies achieving an
"R-1  (high)"  rating are  normally  leaders in  structurally  sound  industry segments with proven track records,  sustainable  positive  future results and
no  substantial   qualifying  negative  factors.  Given  the  extremely  tough definition  which DBRS has established  for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of  superior  credit  quality  and, in most  cases,  ratings in this  category differ from "R-1 (high)"  credits to only a small degree.  Given the extremely tough  definition  which  DBRS has for the "R-1  (high)"  category  (which few companies  are  able to  achieve),  entities  rated  "R-1  (middle)"  are also considered strong credits which typically  exemplify above average strength in key areas of  consideration  for debt  protection.  Short term debt rated "R-1
(low)" is of  satisfactory  credit quality.  The overall  strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable
as  with  higher  rating  categories,   but  these  considerations  are  still
respectable.  Any  qualifying  negative  factors  which  exist are  considered manageable,  and the  entity  is  normally  of  sufficient  size to have  some influence in its industry.

R-2:  Short term debt rated  "R-2" is of  adequate  credit  quality and within the three subset grades  (high,  middle,  low),  debt  protection  ranges from having reasonable  ability for timely repayment to a level which is considered only just  adequate.  The  liquidity  and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category,  and the past and future  trend may suggest  some risk of  maintaining  the  strength of key
ratios  in  these  areas.   Alternative   sources  of  liquidity  support  are
considered  satisfactory;  however,  even the strongest liquidity support will not improve the commercial paper rating of the issuer.  The size of the entity may restrict  its  flexibility,  and its relative  position in the industry is not typically as strong as the "R-1 credit".  Profitability  trends,  past and future,  may be less  favorable,  earnings not as stable,  and there are often negative  qualifying  factors  present  which  could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Trust with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa"
group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

                                    B-1

                                  Appendix B

                   MUNICIPAL BOND INDUSTRY CLASSIFICATIONS

Adult Living Facilities
Airlines
Automobiles
Chemicals
Corporate Backed
Education
Electric Utilities
Food Products
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Metals & Mining
Multi-Family Housing
Municipal Leases
Non Profit Organization
Oil & Gas
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Real Estate
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
U.S. Government - Full Faith & Credit
U.S. Government Agencies-GSEs
Water Utilities

                                     3

------------------------------------------------------------------------------
Centennial California Tax Exempt Trust
------------------------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Centennial, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217-5254

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217-5143
1.800.525.9310

Custodian of Portfolio Securities
Citibank, N.A.
111 Wall Street
New York, New York 10005

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Counsel to the Trust
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

Counsel to the Independent Trustees
Bell, Boyd & Lloyd, LLC
Three First National Plaza
70 West Madison Street, Suite 3300
Chicago, Illinois 60602-4207

PX0180.001.rev1205.

--------
(1). In  accordance  with Rule 12b-1 of the  Investment  Company Act, the term
"Independent  Trustees" in this Statement of Additional  Information refers to those  Trustees who are not  "interested  persons" of the Trust and who do not have any direct or indirect  financial  interest in the  operation of the plan or any agreement under the plan.